Registration Nos. 33 -7339 and 811-4757


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ] Pre-Effective Amendment No.

[X] Post-Effective Amendment No.  33

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940, as amended

Amendment No.   34 [X]

Smith Barney Sector Series Inc.
(a Maryland Corporation)
(Exact Name of Registrant as Specified in Charter)

125 Broad Street
New York, New York  10004
(Address of Principal Executive Offices)

(800) 451-2010
(Registrant's Telephone Number, including Area Code)

Robert I. Frenkel, Secretary
Smith Barney Sector Series Inc.
300 First Stamford Place
Stamford, Connecticut  06902
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous.
It is proposed that this filing will become effective (check appropriate box):

[  ] Immediately upon filing pursuant to paragraph b
[XX] On February 27, 2004 pursuant to paragraph b
[  ] 60 days after filing pursuant to paragraph (a)(1)
[  ] On (date) pursuant to paragraph (a)(1)
[  ] 75 days after filing pursuant to paragraph (a)(2)
[  ] On (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                  PROSPECTUS



      -------------------------------------------------

                            SMITH BARNEY FINANCIAL
                                 SERVICES FUND

                              SMITH BARNEY HEALTH
                                 SCIENCES FUND

                         SMITH BARNEY TECHNOLOGY FUND

      -------------------------------------------------

      Class A, B, L and Y Shares

      February 27, 2004




      The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./r/

  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK  GUARANTEE . MAY LOSE VALUE

  Contents



               Investments, risks and performance...........  2

                  Smith Barney Financial Services Fund......  2

                  Smith Barney Health Sciences Fund.........  9

                  Smith Barney Technology Fund.............. 15

               More on the funds' investments............... 21

               Management................................... 22

               Choosing a class of shares to buy............ 25

               Comparing the funds' classes................. 26

               Sales charges................................ 27

               More about deferred sales charges............ 30

               Buying shares................................ 31

               Exchanging shares............................ 32

               Redeeming shares............................. 34

               Other things to know about share transactions 36

               Dividends, distributions and taxes........... 38

               Share price.................................. 39

               Financial Highlights......................... 40

                  Smith Barney Financial Services Fund...... 41

                  Smith Barney Health Sciences Fund......... 44

                  Smith Barney Technology Fund.............. 47




Each fund is a separate series of Smith Barney Sector Series Inc., ("Sector Series") a Maryland corporation.



                                                      Smith Barney Mutual Funds

  Investments, risks and performance

Smith Barney Financial Services Fund

Investment objective
Smith Barney Financial Services Fund (the "Financial Services Fund") seeks long-term capital appreciation by investing primarily in common stocks.

Principal investment strategies
Key investments Under normal circumstances, the fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in securities of companies principally engaged in providing financial services to consumers and industry. These companies may include, for example, commercial banks, savings and loan associations, broker-dealers, investment banks, investment advisers, insurance companies, real estate-related companies, leasing companies, and consumer and industrial finance companies. The fund may invest its assets in securities of foreign issuers in addition to securities of domestic issuers. The fund invests primarily in companies with medium and large market capitalizations. To a lesser extent, the fund also may invest in common stocks of companies with small market capitalizations. Medium and large market capitalization companies are those companies with market capitalizations exceeding
$5 billion.

Selection process The fund normally invests at least 80% of its assets in companies doing business in the financial services sector. The remainder of the fund's assets are not required to be invested in that sector. To determine whether a company is principally doing business in the sector, it must meet at least one of the following tests:

..  At least 50% of its gross income or its net sales must come from activities in the sector;
..  At least 50% of its assets must be devoted to producing revenues from the sector; or
.. Based on other available information, the manager determines that the company's primary business is within the sector.

In buying and selling securities, the fund relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position. Factors considered, among other things, include long-term growth potential, earnings estimates and quality of management.

The fund may lend its securities to earn income for the fund.


Smith Barney Sector Series Inc.

The fund may, but is not required to, use various techniques, such as buying and selling futures and options contracts, to increase or decrease its exposure to changing security prices or other factors that affect security values. The fund may engage in foreign currency transactions solely to manage its exposure to foreign securities. If the fund's strategies do not work as intended, the fund may not achieve its objective.

Principal risks of investing in the fund
Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, because:

.. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.
.. Foreign markets can be more volatile than the U.S. market because of increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. Currency fluctuations may adversely impact the fund's investments.
.. The financial services industries are subject to extensive government regulation and relatively rapid change because of increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, and price competition. The performance of the financial services sector may differ in direction and degree from that of the overall stock market.
.. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole. Smaller capitalized companies may involve greater risks, such as limited product lines, markets and financial or managerial resources.
.. The fund is "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund concentrates its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers. The fund's investments are spread across the sector on which it focuses. However, because those investments are limited to a comparatively narrow segment of the economy, the fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means that the fund tends to be more volatile than other mutual funds, and the values of its portfolio investments tend to increase and decrease more rapidly. As a result, the value of your investment in the fund may rise or fall rapidly.
.. The manager's judgment about the attractiveness, growth prospects, value or potential appreciation of a particular stock may prove to be incorrect.


                                                      Smith Barney Mutual Funds

Who may want to invest The fund may be an appropriate investment if you:


.. Are seeking to participate in the long-term growth potential of the financial services sector


.. Are seeking capital appreciation and can tolerate significant short-term volatility

.. Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities

.. Are comfortable with the risks of the stock market and the risks of foreign securities, including emerging market securities

.. Currently have exposure to the stock market and can tolerate concentrated investment in a single market sector


Smith Barney Sector Series Inc.

Performance Information

The following shows summary performance information for the fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund's average annual returns compare with the returns of a broad-based unmanaged securities market index. The bar chart and the information below show performance of the fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, the performance for Class A, B, L and Y shares in the Average Annual Total Returns table reflects the impact of the maximum sales charge (load) applicable to the respective classes, and the impact of taxes paid on the performance for Class A reflects the redemption of shares at the end of the period, and the reinvestment of distributions and dividends. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.


                        Total Return for Class A Shares


                                    [CHART]

 2001     2002      2003
------   -------  --------
(5.98)%  (14.58)%  29.36%

Calendar years ended December 31





Highest and Lowest Quarter Returns


(for periods shown in the bar chart)


Highest: 16.61% in 2nd Quarter 2003; Lowest: (15.98)% in 3rd Quarter 2002.


Year to date: 29.36% through 12/31/03.



                                                      Smith Barney Mutual Funds

                         Average Annual Total Returns

                     (for periods ended December 31, 2003)



                                                          Since   Inception
                                1 year 5 years 10 years Inception   Date
    Class A Return Before
    Taxes                       22.91%   N/A     N/A      9.90%    2/28/00
    Class A Return After
    Taxes on Distributions/(1)/ 22.54%   N/A     N/A      8.90%    2/28/00
    Class A Return After
    Taxes on Distributions
    and Sale of Fund
    Shares/(1)/                 14.89%   N/A     N/A      8.00%    2/28/00
    Class B Return Before
    Taxes                       23.39%   N/A     N/A     10.16%    2/28/00
    Class L Return Before
    Taxes#                      27.47%   N/A     N/A     10.56%    2/28/00
    Class Y Return Before
    Taxes*                       N/A     N/A     N/A      N/A      2/28/00
    Goldman Sachs
    Financials Index/(2)/       32.40%   N/A     N/A     13.62%     /(2)/


/(1)/After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B, Class L and Class Y shares will vary because of differences in sales charges and expenses. The returns for certain periods reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

/(2)/The Goldman Sachs Financials Index is an unmanaged market-value weighted index comprised of companies in the banking services, brokerage, asset management, insurance and real estate industries. It is not possible to invest directly in the index. An index does not reflect deductions for fees, expenses or taxes. Index comparison begins on 2/28/00.
* There were no outstanding Class Y shares for the last fiscal year.

# On February 2, 2004, the initial sales charge of 1.00% on Class L shares was eliminated for sales made on or after that date. The average annual returns for Class L shares in the table have been calculated as if the sales charge had been eliminated during the entire period.



Smith Barney Sector Series Inc.

Fee table
This table sets forth the fees and expenses you may pay if you invest in fund shares.

                               Shareholder fees


(fees paid directly from your investment) Class A Class B Class L  Class Y
 Maximum sales charge (load)
 imposed on purchases (as a % of
 offering price)                           5.00%    None    None     None
 Maximum deferred sales charge (load)
 (as a % of the lower of net asset value
 at purchase or redemption)                None*   5.00%   1.00%     None
                      Annual fund operating expenses

(expenses deducted from fund assets)      Class A Class B Class L Class Y**
 Management fee                            0.80%   0.80%   0.80%    0.80%
 Distribution and service (12b-1) fees     0.25%   1.00%   1.00%     None
 Other expenses                            0.26%   0.26%   0.27%    0.26%
                                           -----   -----   -----    -----
 Total annual fund operating expenses#     1.31%   2.06%   2.07%    1.06%
                                           =====   =====   =====    =====


* You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.


**For Class Y shares, "Other expenses" have been estimated based on expenses incurred by Class A shares because no Class Y shares were outstanding during the most recent fiscal year.


# As a result of a voluntary expense limitation by the manager, the ratio of expenses to average net assets of the fund will not exceed 1.50% for Class A shares 2.25% for Class B shares and 2.25% for Class L shares. The manager may waive a portion of its fee or reimburse expenses in order to maintain expenses below this limitation. This expense limitation may be discontinued at any time without notice.



                                                      Smith Barney Mutual Funds

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

..  You invest $10,000 in the fund for the period shown
..  Your investment has a 5% return each year
.. You reinvest all distributions and dividends without a sales charge .. The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

                      Number of years you own your shares


                                      1 year 3 years 5 years 10 years
Class A (with or without redemption)   $627   $894   $1,182   $2,000
Class B (redemption at end of period)  $709   $946   $1,208   $2,197
Class B (no redemption)                $209   $646   $1,108   $2,197
Class L (redemption at end of period)  $310   $649   $1,114   $2,400
Class L (no redemption)                $210   $649   $1,114   $2,400
Class Y (with or without redemption)   $108   $337   $  585   $1,294


* Assumes conversion to Class A shares approximately eight years after purchase.



Smith Barney Sector Series Inc.

  Investments, risks and performance

Smith Barney Health Sciences Fund

Investment objective
Smith Barney Health Sciences Fund (the "Health Sciences Fund") seeks long-term capital appreciation by investing primarily in common stocks.

Principal investment strategies
Key investments Under normal circumstances, the fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. These companies may include, for example, pharmaceutical companies; companies involved in biotechnology, medical diagnostic, biochemical or other health care research and development; companies involved in the operation of health care facilities; and other companies involved in the design, manufacture, or sale of health care-related products or services such as medical, dental and optical products, hardware, insurance or services. The fund may invest its assets in securities of foreign issuers in addition to securities of domestic issuers. The fund invests primarily in companies with medium and large market capitalizations. To a lesser extent, the fund also may invest in common stocks of companies with small market capitalizations. Medium and large market capitalization companies are those companies with market capitalizations exceeding $5 billion.

Selection process The fund normally invests at least 80% of its assets in companies doing business in the health sciences sector. The remainder of the fund's assets are not required to be invested in that sector. To determine whether a company is principally doing business in the sector, it must meet at least one of the following tests:

..  At least 50% of its gross income or its net sales must come from activities in the sector;
..  At least 50% of its assets must be devoted to producing revenues from the sector; or
.. Based on other available information, the manager determines that the company's primary business is within the sector.

In buying and selling securities, the fund relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position. Factors considered, among other things, include long-term growth potential, earnings estimates and quality of management.


                                                      Smith Barney Mutual Funds

The fund may lend its securities to earn income for the fund.

The fund may, but is not required to, use various techniques, such as buying and selling futures and options contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The fund may engage in foreign currency transactions solely to manage its exposure to foreign securities. If the fund's strategies do not work as intended, the fund may not achieve its objective.

Principal risks of investing in the fund
Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, because:

.. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.
.. Foreign markets can be more volatile than the U.S. market because of increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. Currency fluctuations may adversely impact the fund's investments.
.. The health science industries are subject to government regulation and government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence. Lawsuits or other legal proceedings against the issuer of a security may adversely affect the issuer, the market value of the security or the fund's performance. The performance of the health sciences sector may differ in direction and degree from that of the overall stock market.
.. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole. Smaller capitalized companies may involve greater risks, such as limited product lines, markets and financial or managerial resources.

.. The fund is "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund concentrates its assets in fewer issuers, the fund will be more susceptible to events affecting those issuers. The fund's investments are spread across the sector on which it focuses. However, because those investments are limited to a comparatively narrow segment of the economy, the fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means that the fund tends to be more volatile than other mutual funds, and the values of its portfolio investments tend to increase and decrease more rapidly. As a result, the value of your investment in the fund may rise or fall rapidly.

.. The manager's judgment about the attractiveness, growth prospects, value or potential appreciation of a particular stock may prove to be incorrect.


Smith Barney Sector Series Inc.

Who may want to invest The fund may be an appropriate investment if you:


.. Are seeking to participate in the long-term growth potential of the health sciences sector

..  Are seeking capital appreciation and can tolerate significant short-term volatility
.. Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities

.. Are comfortable with the risks of the stock market and the risks of foreign securities, including emerging market securities

.. Currently have exposure to the stock market and can tolerate concentrated investment in a single market sector


                                                      Smith Barney Mutual Funds

Performance Information

The following shows summary performance information for the fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund's average annual returns compare with the returns of a broad-based unmanaged securities market index. The bar chart and the information below show performance of the fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, the performance for Class A, B, L and Y shares in the Average Annual Total Returns table reflects the impact of the maximum sales charge (load) applicable to the respective classes, and the performance for Class A shares reflects the impact of taxes paid on the redemption of shares at the end of the period, and the reinvestment of distributions and dividends. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.


                        Total Return for Class A Shares


                                    [CHART]

 2001        2002        2003
--------   --------    --------
(10.82)%   (24.90)%     17.04%

Calendar years ended December 31





Highest and Lowest Quarter Returns


(for periods shown in the bar chart)


Highest: 10.94% in 2nd Quarter 2003; Lowest: (17.62)% in 2nd Quarter 2002.


Year to date: 17.04% through 12/31/03.



Smith Barney Sector Series Inc.

                         Average Annual Total Returns

                     (for periods ended December 31, 2003)



                                                           Since   Inception
                                 1 year 5 years 10 years Inception   Date
    Class A Return Before
    Taxes                        11.22%   N/A     N/A     (0.30)%   2/28/00
    Class A Return After
    Taxes on Distributions/(1)/  11.22%   N/A     N/A     (0.64)%   2/28/00
    Class A Return After
    Taxes on Distributions
    and Sale of Fund Shares/(1)/  7.29%   N/A     N/A     (0.42)%   2/28/00
    Class B Return Before
    Taxes                        11.26%   N/A     N/A     (0.21)%   2/28/00
    Class L Return Before
    Taxes#                       15.16%   N/A     N/A       0.27%   2/28/00
    Class Y Return Before
    Taxes*                         N/A    N/A     N/A        N/A    2/28/00
    Goldman Sachs
    Healthcare Index/(2)/        23.20%   N/A     N/A      23.66%     /(2)/


/(1)/After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B, Class L and Class Y shares will vary because of differences in sales charges and expenses. The returns for certain periods reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

/(2)/The Goldman Sachs Healthcare Index is an unmanaged market-value weighted index comprised of healthcare service companies including long-term care and hospital facilities, healthcare management organizations and continuing care services and pharmaceutical companies. It is not possible to invest directly in the index. An index does not reflect deductions for fees, expenses or taxes. Index Comparison begins on 2/28/00.
* There were no outstanding Class Y shares for the last fiscal year.

# On February 2, 2004, the initial sales charge of 1.00% on Class L shares was eliminated for sales made on or after that date. The average annual returns for Class L shares in the table have been calculated as if the sales charge had been eliminated during the entire period.



                                                      Smith Barney Mutual Funds

Fee table
This table sets forth the fees and expenses you may pay if you invest in fund shares.

                               Shareholder fees


(fees paid directly from your investment) Class A Class B Class L  Class Y
 Maximum sales charge (load)
 imposed on purchases
 (as a % of offering price)                5.00%    None    None     None
 Maximum deferred sales charge (load)
 (as a % of the lower of net asset value
 at purchase or redemption)                None*   5.00%   1.00%     None
                      Annual fund operating expenses
(expenses deducted from fund assets)      Class A Class B Class L Class Y**
 Management fee                            0.80%   0.80%   0.80%    0.80%
 Distribution and service (12b-1) fees     0.25%   1.00%   1.00%     None
 Other expenses#                           0.30%   0.31%   0.30%    0.30%
                                           -----   -----   -----    -----
 Total annual fund operating expenses#     1.35%   2.11%   2.10%    1.10%
                                           =====   =====   =====    =====


* You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.


**For Class Y shares, "Other expenses" have been estimated based on expenses incurred by Class A shares because no Class Y shares were outstanding during the most recent fiscal year.


# As a result of a voluntary expense limitation by the manager, the ratio of expenses to average net assets of the fund will not exceed 1.50% for Class A shares 2.25% for Class B shares and 2.25% for Class L shares. The manager may waive a portion of its fee or reimburse expenses in order to maintain expenses below this limitation. This expense limitation may be discontinued at any time without notice.


Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

..  You invest $10,000 in the fund for the period shown
..  Your investment has a 5% return each year
.. You reinvest all distributions and dividends without a sales charge .. The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same


Smith Barney Sector Series Inc.

                      Number of years you own your shares


                                      1 year 3 years 5 years 10 years
Class A (with or without redemption)   $631   $906   $1,202   $2,043
Class B (redemption at end of period)  $714   $961   $1,234   $2,248
Class B (no redemption)                $214   $661   $1,134   $2,248
Class L (redemption at end of period)  $313   $658   $1,129   $2,431
Class L (no redemption)                $213   $658   $1,129   $2,431
Class Y (with or without redemption)   $112   $350   $  606   $1,340


* Assumes conversion to Class A shares approximately eight years after purchase.


  Investments, risks and performance

Smith Barney Technology Fund

Investment objective
Smith Barney Technology Fund (the "Technology Fund") seeks long-term capital appreciation by investing primarily in common stocks.

Principal investment strategies
Key investments Under normal circumstances, the fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in securities of companies principally engaged in offering, using or developing products, processes or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semi-conductor, software, electronics, media, communications, health care, and biotechnology sectors. The fund may invest its assets in securities of foreign issuers in addition to securities of domestic issuers. The fund invests primarily in companies with medium and large market capitalizations. To a lesser extent, the fund also may invest in common stocks of companies with small market capitalizations. Medium and large market capitalization companies are those companies with market capitalizations exceeding $5 billion.

Selection process The fund normally invests at least 80% of its assets in companies doing business in the technology sector. The remainder of the fund's assets are not required to be invested in that sector. To determine


                                                      Smith Barney Mutual Funds
whether a company is principally doing business in the sector, it must meet at least one of the following tests:

..  At least 50% of its gross income or its net sales must come from activities in the sector;
..  At least 50% of its assets must be devoted to producing revenues from the sector; or
.. Based on other available information, the manager determines that the company's primary business is within the sector.

In buying and selling securities, the fund relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position. Factors considered, among other things, include long-term growth potential, earnings estimates and quality of management.

The fund may lend its securities to earn income for the fund.

The fund may, but is not required to, use various techniques, such as buying and selling futures and options contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. The fund may engage in foreign currency transactions solely to manage its exposure to foreign securities. If the fund's strategies do not work as intended, the fund may not achieve its objective.

Principal risks of investing in the fund
Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, because:

.. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.
.. Foreign markets can be more volatile than the U.S. market because of increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. Currency fluctuations may adversely impact the fund's investments.
.. Technology companies can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants. The technology sector may be subject to greater governmental regulation than many other areas, and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on the sector. The performance of the technology sector may differ in direction and degree from that of the overall stock market.


Smith Barney Sector Series Inc.

.. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole. Smaller capitalized companies may involve greater risks such as limited product lines, markets and financial or managerial resources.

.. The fund is "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund concentrates its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers. The fund's investments are spread across the sector on which it focuses. However, because those investments are limited to a comparatively narrow segment of the economy, the fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means that the fund tends to be more volatile than other mutual funds, and the values of its portfolio investments tend to increase and decrease more rapidly. As a result, the value of your investment in the fund may rise or fall rapidly.

.. The manager's judgment about the attractiveness, growth prospects, value or potential appreciation of a particular stock may prove to be incorrect.

Who may want to invest The fund may be an appropriate investment if you:


.. Are seeking to participate in the long-term growth potential of the technology sector

..  Are seeking capital appreciation and can tolerate significant short-term volatility
.. Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities

.. Are comfortable with the risks of the stock market and the risks of foreign securities, including emerging market securities

.. Currently have exposure to the stock market and can tolerate concentrated investment in a single market sector.


                                                      Smith Barney Mutual Funds

Performance Information


The following shows summary performance information for the fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund's average annual returns compare with the returns of a broad-based unmanaged securities market index. The bar chart and the information below show performance of the fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, the performance for Class A, B, L and Y shares in the Average Annual Total Returns table reflects the impact of the maximum sales charge (load) applicable to the respective classes, and the returns for Class A shares reflect the impact of taxes paid on the redemption of shares at the end of the period, and the reinvestment of distributions and dividends. The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.



                        Total Return for Class A Shares


                                     [CHART]

  2001        2002       2003
--------   --------    --------
(23.66)%    (43.26)%    44.68%

Calendar years ended December 31





Highest and Lowest Quarter Returns


(for periods shown in the bar chart)


Highest: 38.83% in 4th quarter 2001, Lowest: (35.61)% in 3rd quarter 2001.


Year to date: 44.68% through 12/31/03.



Smith Barney Sector Series Inc.

                         Average Annual Total Returns

                     (for periods ended December 31, 2003)



                                                       Since   Inception
                             1 year 5 years 10 years Inception   Date
      Class A Return Before
      Taxes                  37.37%   N/A     N/A     (24.29)%  2/28/00
      Class A Return After
      Taxes on
      Distributions/(1)/     37.37%   N/A     N/A     (24.49)%  2/28/00
      Class A Return After
      Taxes on Distributions
      and Sale of Fund
      Shares/(1)/            24.29%   N/A     N/A     (19.29)%  2/28/00
      Class B Return Before
      Taxes                  38.84%   N/A     N/A     (24.41)%  2/28/00
      Class L Return Before
      Taxes#                 42.84%   N/A     N/A     (24.01)%  2/28/00
      Class Y Return Before
      Taxes*                   N/A    N/A     N/A        N/A    2/28/00
      Goldman Sachs
      Technology Index/(2)/  54.19%   N/A     N/A     (22.89)%      /(2)/


/(1)/After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B, Class L and Class Y shares will vary because of differences in sales charges and expenses. The returns for certain periods reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.


/(2)/The Goldman Sachs Technology Index is an unmanaged market-value weighted index comprised of companies in hardware, computer, software, services, semi-conductor, Internet and multimedia networking. It is not possible to invest directly in the index. An index does not reflect deductions for fees, expenses or taxes. Index comparison begins on 2/28/00.

* There were no outstanding Class Y shares for the last fiscal year.

# On February 2, 2004, the initial sales charge of 1.00% on Class L shares was eliminated for sales made on or after that date. The average annual returns for Class L shares in the table have been calculated as if the sales charge had been eliminated during the entire period.



                                                      Smith Barney Mutual Funds

Fee table
This table sets forth the fees and expenses you may pay if you invest in fund shares.

                               Shareholder fees


(fees paid directly from your investment)  Class A Class B Class L  Class Y
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)                  5.00%    None    None     None
Maximum deferred sales charge (load)
(as a % of the lower of net asset value at
purchase or redemption)                     None*   5.00%   1.00%     None
                       Annual fund operating expenses
(expenses deducted from fund assets)       Class A Class B Class L Class Y**
Management fee                              0.95%   0.95%   0.95%    0.95%
Distribution and service (12b-1) fees       0.25%   1.00%   1.00%     None
Other expenses                              0.40%   0.40%   0.40%    0.40%
                                            -----   -----   -----    -----
Total annual fund operating
expenses***                                 1.60%   2.35%   2.35%    1.35%
                                            =====   =====   =====    =====


* You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.


** For Class Y shares, "Other expenses" have been estimated based upon expenses incurred by Class A shares because no Class Y shares were outstanding during the most recent fiscal year.


***Currently, the manager is waiving a portion of the management fees or reimburse expenses in order to limit total annual fund operating expenses as indicated in the table below:



                                     Class A Class B Class L
Total annual fund operating expenses  1.50%   2.25%   2.25%


The manager may change or eliminate the voluntary expense limitation at any time.


Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

..  You invest $10,000 in the fund for the period shown
..  Your investment has a 5% return each year
.. You reinvest all distributions and dividends without a sales charge .. The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same


Smith Barney Sector Series Inc.

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

                      Number of years you own your shares


                                      1 year 3 years 5 years 10 years
Class A (with or without redemption)   $655  $  980  $1,327   $2,305
Class B (redemption at end of period)  $738  $1,033  $1,355   $2,499*
Class B (no redemption)                $238  $  733  $1,255   $2,499*
Class L (redemption at end of period)  $338  $  733  $1,255   $2,686
Class L (no redemption)                $238  $  733  $1,255   $2,686
Class Y (with or without redemption)   $137  $  428  $  739   $1,624


* Assumes conversion to Class A shares approximately eight years after purchase.


  More on the funds' investments


Foreign investments Each fund's investments in securities of foreign issuers involve greater risks than investments in securities of U.S. issuers. Many foreign countries the funds may invest in have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risks of investing in foreign securities are greater for securities of emerging market issuers because political or economic instability, lack of market liquidity, and negative government actions like currency controls or seizure of private businesses or property are more likely.


Derivatives and hedging techniques Each fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

.. To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates
..  To settle transactions in securities quoted in foreign currencies
..  As a substitute for buying or selling securities
..  As a cash flow management technique

A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on each fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A fund may not fully benefit from or may


                                                      Smith Barney Mutual Funds
lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Defensive investing Each fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments, short-term debt securities or cash. If a fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Master/feeder option Each fund may in the future seek to achieve its investment objective by investing all of its net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the fund.

  Management


Manager Each fund's investment manager is Smith Barney Fund Management LLC, ("manager") an affiliate of Citigroup Global Markets Inc. ("CGM"). The manager's address is 399 Park Avenue, New York, New York 10022. The manager oversees the selection of each fund's investments and its general operations. The manager and CGM are subsidiaries of Citigroup Inc. ("Citigroup"). Citigroup businesses offer a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.





Subadviser Effective August 20, 2003, Citigroup Asset Management Ltd. ("CAM Ltd"), an affiliate of the manager, located at Citigroup Centre, Canada Square, Canary Wharf, London E145LB, United Kingdom, serves as subadviser to each fund. Citi Fund Management Inc. served as the fund's subadviser prior to the transfer of the fund's subadvisory agreement to CAM Ltd on August 2003. The manager, and not the funds, pays the subadviser for its services out of its management fee. The subadviser, utilizing a portfolio management team approach, manages a fund's investment portfolio, subject to the supervision of the manager.



Management fees For services provided to the funds during the fund's last fiscal year, each fund paid the manager the annual investment management fee described below (based on a percentage of a fund's average daily net assets):



Financial Services Fund:                                                   0.80%


Health Sciences Fund:                                                      0.80%


Technology Fund:                                                           0.85%



Smith Barney Sector Series Inc.

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


Sub-Advisory fees For services provided to the funds during the funds' last fiscal year, the manager paid the subadviser the annual subadvisory fee described below (based on a percentage of a fund's average daily net assets):



Financial Services Fund:                                                   0.50%


Health Sciences Fund:                                                      0.50%


Technology Fund:                                                           0.55%


Distribution plans Each fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under each plan, each fund pays distribution and service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

In addition, the distributors may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. A distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributors and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.


Transfer agent and shareholder servicing agent Citicorp Trust Bank, fsb., another subsidiary of Citigroup, serves as each fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into sub-transfer agency and services agreements with PFPC Inc. and Primerica Shareholder Services to serve as each fund's sub-transfer agents (the "sub-transfer agents"). The sub-transfer agents will perform certain shareholder record keeping and accounting services.



Recent Developments During the period from 1997-1999, Citicorp Trust Bank, fsb ("Citicorp Trust"), an affiliate of Citigroup Asset Management ("CAM"), entered the transfer agent business. CAM is the Citigroup business unit that includes the fund's investment manager and other investment advisory companies. Citicorp Trust hired a subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The sub-contractor's business was later taken over by PFPC Inc. (the fund's current sub-transfer agent), and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.





CAM did not disclose the revenue guarantee agreement when the board of the fund and various other CAM-managed funds hired Citicorp Trust as transfer agent. Nor did CAM disclose the one-time payment to the boards of the CAM-managed funds when it was made.



                                                      Smith Barney Mutual Funds

CAM is taking corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the revenue guarantee agreement and the one-time payment. CAM is also conducting an independent review to verify that the transfer agency fees charged by Citicorp Trust were fair compared to competitive alternatives. CAM is strengthening its procedures in order to avoid similar situations in the future.



CAM has given this information to regulators and other government authorities, and understands that the SEC and the U.S. Attorney are investigating this situation.


Smith Barney Sector Series Inc.

  Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

.. If you plan to invest regularly or in large amounts, buying Class A shares, or if you meet the minimum investment requirement, Class Y shares may help you reduce sales charges and ongoing expenses.

.. For Class B and Class L shares, all of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well. Class B shares do not offer discounts on sales charges for larger purchases. Therefore, Class B shares are generally not appropriate for larger purchase.

.. Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

..  A broker-dealer, financial intermediary, financial institution or a distributor's financial consultant (each called a "Service Agent").
.. The fund, but only if you are investing through certain qualified plans or Service Agents.

All classes of shares are not available through all Service Agents. You should contact your Service Agent for further information.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.


                                                Initial           Additional
                                      Classes A, B, L   Class Y   All Classes
General                                   $1,000      $15 million     $50
IRAs, Self Employed Retirement
Plans, Uniform Gifts or Transfers to
Minor Accounts                            $  250      $15 million     $50
Qualified Retirement Plans*               $   25      $15 million     $25
Simple IRAs                               $    1          N/A         $ 1
Monthly Systematic Investment Plans       $   25          N/A         $25
Quarterly Systematic Investment Plans     $   50          N/A         $50



* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans.


                                                      Smith Barney Mutual Funds

  Comparing the funds' classes

Your Service Agent can help you decide which class meets your goals. The Service Agent may receive different compensation depending upon which class you choose.


                   Class A          Class B         Class L        Class Y
Key features   .Initial sales   .No initial     .No initial     .No initial or
                charge           sales charge    sales charge    deferred
               .You may         .Deferred        is lower than   sales charge
                qualify for      sales charge    Class A        .Must invest
                reduction or     declines over  .Deferred        at least $15
                waiver of ini-   time            sales charge    million
                tial sales      .Converts to     for only 1     .Lower
                charge           Class A after   year            annual ex-
               .Lower            8 years        .Does not        penses than
                annual ex-      .Higher          convert to      the other
                penses than      annual ex-      Class A         classes
                Class B and      penses than    .Higher
                Class L          Class A         annual ex-
                                                 penses than
                                                 Class A
------------------------------------------------------------------------------
Initial sales  Up to 5.00%;     None            None            None
charge         reduced for
               large purchases
               and waived for
               certain
               investors; no
               charge for
               purchases of
               $1,000,000 or
               more
------------------------------------------------------------------------------
Deferred sales 1.00% on         Up to 5.00%     1.00% if you    None
charge         purchases of     charged when    redeem within
               $1,000,000 or    you redeem      1 year of
               more if you      shares. The     purchase
               redeem within    charge is
               1 year of        reduced over
               purchase         time and there
                                is no deferred
                                sales charge
                                after 5 years
------------------------------------------------------------------------------
Annual         0.25% of         1.00% of        1.00% of        None
distribution   average daily    average daily   average daily
and service    net assets       net assets      net assets
fees
------------------------------------------------------------------------------
Exchange       Class A shares   Class B shares  Class L shares  Class Y shares
privilege*     of most Smith    of most Smith   of most Smith   of most Smith
               Barney funds     Barney funds    Barney funds    Barney funds
------------------------------------------------------------------------------

* Ask your Service Agent for the Smith Barney funds available for exchange.

Smith Barney Sector Series Inc.

  Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase. The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions received by Service Agents that sell shares of a fund. The distributors keep up to approximately 10% of the sales charge imposed on Class A shares. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to 0.25% of the average daily net assets represented by the Class A shares serviced by them.

                                  Sales Charge Sales Charge Broker/Dealer
                                   as a % of    as a % of     Commission
                                    offering    net amount    as a % of
Amount of purchase                   price       invested   offering price
Less than $25,000                     5.00         5.26             4.50
$25,000 but less than $50,000         4.25         4.44             3.83
$50,000 but less than $100,000        3.75         3.90             3.38
$100,000 but less than $250,000       3.25         3.36             2.93
$250,000 but less than $500,000       2.75         2.83             2.48
$500,000 but less than $1,000,000     2.00         2.04             1.80
$1,000,000 or more                     -0-          -0-      up to 1.00*

* A distributor pays up to 1.00% to a Service Agent.

Investments of $1,000,000 or more You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

  Accumulation privilege - lets you combine the current value of Class A shares owned

                                                      Smith Barney Mutual Funds

 [_]by you, or
 [_]by members of your immediate family,

  and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

  Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge made within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

..  Employees of NASD members
..  Investors participating in a fee-based program sponsored by certain broker-dealers affiliated with Citigroup
.. Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").

Class B shares

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within five years of your purchase payment, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase payment increases.


Year after purchase   1st 2nd 3rd 4th 5th 6th through 8th
Deferred sales charge 5%  4%  3%  2%  1%        0%


Service Agents selling Class B shares receive a commission of up to 4.00% of the purchase price of the Class B shares they sell. Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares serviced by them.


Smith Barney Sector Series Inc.

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

                           Shares issued:         Shares issued:
                           On reinvestment of     Upon exchange from
Shares issued:             dividends and          another Smith Barney
At initial purchase        distributions          fund
Eight years after the date In same proportion     On the date the shares
of purchase payment        as the number of       originally acquired
                           Class B shares         would have converted
                           converting is to total into Class A shares
                           Class B shares you
                           own (excluding
                           shares issued as a
                           dividend)

Class L shares (available through certain Service Agents)

You buy Class L shares at net asset value without paying an initial sales charge. In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%.



Service Agents selling Class L shares receive a commission of up to 1.00% of the purchase price of the Class L shares they sell. Starting in the thirteenth month after purchase, Service Agents also receive an annual fee of up to 1.00% of the average daily net assets represented by the Class L shares held by their clients.


Class Y shares (available through certain Service Agents)

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this minimum requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest at least $5,000,000.


                                                      Smith Barney Mutual Funds

  More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore, you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

..  Shares exchanged for shares of another Smith Barney fund
..  Shares representing reinvested distributions and dividends
..  Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the funds will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the funds at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The funds' distributors receive deferred sales charges as partial compensation for their expenses in selling shares, including the payment of compensation to your Service Agent.

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

..  On payments made through certain systematic withdrawal plans
..  On certain distributions from a retirement plan
..  For involuntary redemptions of small account balances
..  For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

Smith Barney Sector Series Inc.

  Buying shares


Through a Service You should contact your Service Agent to open a bro-
            Agent kerage account and make arrangements to buy shares.
                  If you do not provide the following information, your order will be rejected:

                  .Class of shares being bought
                  .Dollar amount or number of shares being bought

                  Your Service Agent may charge an annual account
                  maintenance fee.
--------------------------------------------------------------------------------
 Through the fund Qualified retirement plans and certain other investors who are clients of certain Service Agents are eligible to
                  buy shares directly from the funds.

                  .Write the funds at the following address:
                      Smith Barney Sector Series Inc.
                      (Specify fund and class of shares)
                      c/o PFPC Inc.
                      P.O. Box 9699
                      Providence, Rhode Island 02940-9699
                  .Enclose a check to pay for the shares. For initial
                    purchases, complete and send an account
                    application.
                  .For more information, please call Smith Barney
                    Shareholder Services at 1-800-451-2010.
--------------------------------------------------------------------------------
        Through a You may authorize a Service Agent or the applicable systematic sub-transfer agent to transfer funds automatically from investment plan (i) a regular bank account, (ii) cash held in a broker-
                  age account opened with a Service Agent or (iii) cer-
                  tain money market funds, in order to buy shares on a
                  regular basis.

                  .Amounts transferred should be at least $25
                    monthly or $50 quarterly
                  .If you do not have sufficient funds in your ac-
                    count on a transfer date, your Service Agent or the applicable sub-transfer agent may charge you a fee

                  For more information, contact your Service Agent or the trans-fer agent or consult the SAI.


                                                      Smith Barney Mutual Funds

  Exchanging shares


     Smith Barney offers You should contact your Service Agent to exchange a distinctive family into other Smith Barney funds. Be sure to read of funds tailored to the pro-spectus of the Smith Barney fund into help meet the which you are exchanging. An exchange is a
        varying needs of taxable transaction.
          both large and
         small investors .  You may exchange shares only for shares of the same class of another Smith Barney fund. Not
                            all Smith Barney funds offer all classes.
                         . Not all Smith Barney funds may be offered in your state of residence. Contact your Service Agent or the transfer agent for further information.
                         .  Exchanges of Class A, Class B and Class L
                            shares are subject to minimum investment
                            requirements (except for systematic investment plan exchanges), and all shares are subject to the other requirements of the fund into which exchanges are made.
                         . If you hold share certificates, the applicable sub- transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                         . A fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
    -----------------------------------------------------------------------
               Waiver of Your shares will not be subject to an initial additional sales sales charge at the time of the exchange.
                 charges
                         Your deferred sales charge (if any) will continue to be measured from the date of your original purchase of shares subject to the deferred sales charge. If the fund into which you exchange has a higher deferred sales charge, you will be subject to that charge. If you ex-change at any time into a fund with a lower charge, the sales charge will not be reduced.
    -----------------------------------------------------------------------
            By telephone If you do not have a brokerage account with a
                         Service Agent, you may be eligible to exchange shares through the fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. For clients of a PFS Investments Inc. Registered Representative, call Primerica Shareholder Services at 1-800-544-5445 between 8:00 a.m. and 8:00 p.m. (Eastern time). All other shareholders should


Smith Barney Sector Series Inc.

                   call Smith Barney Shareholder Services at
                   1-800-451-2010 between 9:00 a.m. and 4:00 p.m.
                   (Eastern time). Requests received after the close of regular trading on the New York Stock Exchange are priced at the net as-set value next determined.

                   You can make telephone exchanges only between ac-counts that have identical registrations.
           ----------------------------------------------------------
           By mail If you do not have a brokerage account, contact your Service Agent or write to the applicable sub-transfer agent at the address on the following page.


                                                      Smith Barney Mutual Funds

  Redeeming shares


       Generally Contact your Service Agent to redeem shares of a fund.

                 If you hold share certificates, the applicable sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the re-demption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your ac-count and not reinvested without your specific in-struction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
       -----------------------------------------------------------------
         By mail For accounts held directly at a fund, send written re-
                 quests to the fund at the applicable address:

                 For clients of a PFS Investments Inc. Registered Repre-sentative, write Primerica Shareholder Services at the following address:
                     Primerica Shareholder Services
                     P.O. Box 9662
                     Providence, RI 02940-9662

                 For all other investors, send your request to PFPC Inc. at the following address:
                     Smith Barney Sector Series Inc.
                     (Specify fund and class of shares)
                     c/o PFPC Inc.
                     P.O. Box 9699
                     Providence, Rhode Island 02940-9699


Smith Barney Sector Series Inc.

                       Your written request must provide the following:

                       .  The fund name and account number
                       . The class of shares and the dollar amount or num- ber of shares to be redeemed
                       .  Signatures of each owner exactly as the
                          account is registered
      -------------------------------------------------------------------
          By telephone If you do not have a brokerage account with a
                       Service Agent, you may be eligible to exchange shares through a fund in amounts up to $50,000 per day through the fund. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. For clients of a PFS Investments Inc. Registered Representative, call Primerica Shareholder Services at 1-800-544-5445 be-tween 8:00 a.m. and 8:00 p.m. (Eastern time). All other shareholders should call a Smith Barney Shareholder Services at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the New York Stock Exchange are priced at the net asset value next de-termined.

                       Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer (ACH) to a bank account designated on your author-ization form. You must submit a new authorization form to change the bank account designated to receive wire or electronic transfers and you may be asked to provide certain other documents. A sub-transfer agent may charge a fee on a wire or an electronic transfer (ACH).
      -------------------------------------------------------------------
        Automatic cash You can arrange for the automatic redemption of a withdrawal plans portion of your shares on a monthly or quarterly basis. To qualify you must own shares of the fund with a value of at least $10,000 ($5,000 for retirement plan ac-counts) and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your auto-matic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                       The following conditions apply:

                       .  Your shares must not be represented by
                          certificates
                       .  All dividends and distributions must be
                          reinvested

                       For more information, contact your Service Agent or consult the SAI.


                                                      Smith Barney Mutual Funds

  Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information without which your request will not be processed:

..  Name of the fund
..  Account number
..  Class of shares being bought, exchanged or redeemed
.. Dollar amount or number of shares being bought, exchanged or redeemed .. Signature of each owner exactly as the account is registered


The funds' sub-transfer agents will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund, the transfer agent nor the sub-transfer agents will bear any liability for such transactions.


Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

..  Are redeeming over $50,000
..  Are sending signed share certificates or stock powers to the applicable sub-transfer agent
..  Instruct the applicable sub-transfer agent to mail the check to an address different from the one on your account
..  Changed your account registration
..  Want the check paid to someone other than the account owner(s)
.. Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Each fund has the right to:

..  Suspend the offering of shares
..  Waive or change minimum and additional investment amounts
..  Reject any purchase or exchange order
..  Change, revoke or suspend the exchange privilege
..  Suspend telephone transactions

Smith Barney Sector Series Inc.

..  Suspend or postpone redemptions of shares on any day when trading on the New
   York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission
.. Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances/Mandatory redemptions If your account falls below $500 ($250 for IRA accounts) because of a redemption of fund shares, a fund may ask you to bring your account up to the applicable minimum investment amount. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.

Each fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information contact your Service Agent or the transfer agent or consult the SAI.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to a fund's performance and other shareholders. Each fund may limit additional purchases and/or exchanges by a shareholder.



                                                      Smith Barney Mutual Funds

  Dividends, distributions and taxes


Dividends and Distributions Each fund generally pays dividends and makes capital gain distributions, if any, once a year, typically in December. Each fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Each fund expects distributions to be primarily from capital gains. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent, the transfer agent, or the applicable sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to your Service Agent, the transfer agent or the applicable sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.



Taxes In general, redeeming shares, exchanging shares and receiving dividends and distributions (whether in cash or additional shares) are all taxable events. The following table summarizes the tax status to you of certain transactions related to the funds.



Transaction                          Federal tax status
Redemption or exchange of shares     Usually capital gain or loss;
                                     long-term only if shares owned
                                     more than one year
Long-term capital gain distributions Long-term capital gain
Dividends                            Ordinary income, potentially
                                     taxable at long-term capital gain
                                     rates



Distributions attributable to short-term capital gains are treated as dividends, taxable as ordinary income. Dividends and long-term capital gain distributions are taxable whether received in cash or reinvested in fund shares. Although dividends (including dividends from short-term capital gains) are generally taxable as ordinary income, individual shareholders who satisfy certain holding period and other requirements are taxed on such dividends at long-term capital gain rates to the extent the dividends are attributable to "qualified dividend income" received by a fund. "Qualified dividend income" generally consists of dividends received from U.S. corporations (other than dividends from tax exempt organizations and certain dividends from real estate investment trusts and regulated investment companies) and certain foreign corporations.


Smith Barney Sector Series Inc.

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.


After the end of each year, each fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in a fund.


  Share price


You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. Each fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. Each fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the New York Stock Exchange (normally 4:00 p.m., Eastern time). The New York Stock Exchange is closed on certain holidays listed in the SAI.



A fund generally values its portfolio securities based on market prices or quotations. Each fund's currency conversions are done when the London Stock Exchange closes. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, a fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the board of Sector Series. Each fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.


International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the applicable sub-transfer agent before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

                                                      Smith Barney Mutual Funds

Service Agents must transmit all orders to buy, exchange or redeem shares to the applicable sub-transfer agent before the applicable sub-transfer agent's close of business.

  Financial Highlights


The financial highlights tables are intended to help you understand the performance of each class of the funds for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with a fund's financial statements, is included in the annual report (available upon request). No information is presented for Class Y shares of each fund because no Class Y shares were outstanding for the periods shown.


Smith Barney Sector Series Inc.

Financial Services Fund

  For a Class A share of capital stock outstanding throughout each year ended October 31, except as noted:




                                      2003/(1)/ 2002/(1)/   2001     2000(2)
  ----------------------------------------------------------------------------
  Net asset value, beginning of year  $ 12.46   $ 13.87   $ 15.89   $ 11.40
  ----------------------------------------------------------------------------
  Income (loss) from operations:
   Net investment income(3)              0.11      0.05      0.06      0.05
   Net realized and unrealized
    gain (loss)                          2.49     (0.70)    (1.55)     4.44
  ----------------------------------------------------------------------------
  Total income (loss) from operations    2.60     (0.65)    (1.49)     4.49
  ----------------------------------------------------------------------------
  Less distributions from:
   Net investment income                   --        --     (0.06)       --
   Net realized gains                   (0.25)    (0.76)    (0.47)       --
  ----------------------------------------------------------------------------
  Total distributions                   (0.25)    (0.76)    (0.53)       --
  ----------------------------------------------------------------------------
  Net asset value, end of year        $ 14.81   $ 12.46   $ 13.87   $ 15.89
  ----------------------------------------------------------------------------
  Total return/(4)/                     21.33%    (5.35)%   (9.83)%   39.39%++
  ----------------------------------------------------------------------------
  Net assets, end of year (000s)      $16,524   $15,105   $16,050   $14,276
  ----------------------------------------------------------------------------
  Ratios to average net assets:
   Expenses(3)(5)                        1.31%     1.49%     1.50%     1.51%+
   Net investment income                 0.86      0.35      0.39      0.69+
  ----------------------------------------------------------------------------
  Portfolio turnover rate                  22%       20%       42%       26%
  ----------------------------------------------------------------------------



(1) Per share amounts have been calculated using the monthly average shares method.


(2) For the period from February 28, 2000 (inception date) to October 31, 2000.


(3) The manager waived all or a portion of its fees and/or reimbursed expenses for the year ended October 31, 2001 and the period ended October 31, 2000. If such fees had not been waived and expenses not reimbursed, the per share decreases to net investment income and the actual expense ratios would have been as follows:



                                                          Expense Ratios
                                   Per Share Decreases to Without Fee Waivers
                                   Net Investment Income  and Reimbursements
                    ---------------------------------------------------------
                                   2001        2000       2001       2000
                    ---------------------------------------------------------
                    Class A Shares $0.01      $0.00*      1.53%     2.06%+



(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.


(5) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.50% for Class A shares.


* Amount represents less than $0.01 per share.


++ Total return is not annualized, as it may not be representative of the total return for the year.


+ Annualized.


                                                      Smith Barney Mutual Funds

  For a Class B share of capital stock outstanding throughout each year ended October 31, except as noted:




                                      2003/(1)/ 2002/(1)/   2001    2000/(2)/
  ----------------------------------------------------------------------------
  Net asset value, beginning of year  $ 12.24   $ 13.73   $ 15.81   $ 11.40
  ----------------------------------------------------------------------------
  Income (loss) from operations:
   Net investment income (loss)/(3)/     0.01     (0.06)    (0.05)    (0.01)
   Net realized and unrealized
    gain (loss)                          2.43     (0.67)    (1.55)     4.42
  ----------------------------------------------------------------------------
  Total income (loss) from operations    2.44     (0.73)    (1.60)     4.41
  ----------------------------------------------------------------------------
  Less distributions from:
   Net investment income                   --        --     (0.01)       --
   Net realized gains                   (0.25)    (0.76)    (0.47)       --
  ----------------------------------------------------------------------------
  Total distributions                   (0.25)    (0.76)    (0.48)       --
  ----------------------------------------------------------------------------
  Net asset value, end of year        $ 14.43   $ 12.24   $ 13.73   $ 15.81
  ----------------------------------------------------------------------------
  Total return/(4)/                     20.39%    (6.02)%  (10.54)%   38.68%++
  ----------------------------------------------------------------------------
  Net assets, end of year             $31,602   $28,933   $33,649   $28,696
  ----------------------------------------------------------------------------
  Ratios to average net assets:
   Expenses/(3)(5)/                      2.06%     2.24%     2.25%     2.26%+
   Net investment income (loss)          0.11     (0.40)    (0.36)    (0.07)+
  ----------------------------------------------------------------------------
  Portfolio turnover rate                  22%       20%       42%       26%
  ----------------------------------------------------------------------------



(1) Per share amounts have been calculated using the monthly average shares method.


(2) For the period February 28, 2000 (inception date) to October 31, 2000.


(3) The manager waived all or a portion of its fees and/or reimbursed expenses for the year ended October 31, 2001 and the period ended October 31, 2000. If such fees had not been waived and expenses not reimbursed, the per share increases to net investment loss and the actual expense ratios would have been as follows:



                                      Expense Ratios
               Per Share Increases    Without Fee Waivers
               to Net Investment Loss and Reimbursements
---------------------------------------------------------
               2001        2000       2001       2000
---------------------------------------------------------
Class B Shares $0.01       $0.05      2.28%     2.81%+



(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.


(5) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 2.25% for Class B shares.


++ Total return is not annualized, as it may not be representative of the total return for the year.


+ Annualized.


Smith Barney Sector Series Inc.

  For a Class L share of capital stock outstanding throughout each year ended October 31, except as noted:




                                      2003/(1)/ 2002/(1)/   2001    2000/(2)/
  ----------------------------------------------------------------------------
  Net asset value, beginning of year  $ 12.24   $ 13.73   $ 15.81   $ 11.40
  ----------------------------------------------------------------------------
  Income (loss) from operations:
   Net investment income (loss)/(3)/     0.01     (0.06)    (0.05)    (0.01)
   Net realized and unrealized
    gain (loss)                          2.44     (0.67)    (1.55)     4.42
  ----------------------------------------------------------------------------
  Total income (loss) from operations    2.45     (0.73)    (1.60)     4.41
  ----------------------------------------------------------------------------
  Less distributions from:
   Net investment income                   --        --     (0.01)       --
   Net realized gains                   (0.25)    (0.76)    (0.47)       --
  ----------------------------------------------------------------------------
  Total distributions                   (0.25)    (0.76)    (0.48)       --
  ----------------------------------------------------------------------------
  Net asset value, end of year        $ 14.44   $ 12.24   $ 13.73   $ 15.81
  ----------------------------------------------------------------------------
  Total return/(4)/                     20.48%    (6.02)%  (10.55)%   38.68%++
  ----------------------------------------------------------------------------
  Net assets, end of year             $20,595   $21,158   $29,187   $30,863
  ----------------------------------------------------------------------------
  Ratios to average net assets:
   Expenses/(3)(5)/                      2.07%     2.24%     2.25%     2.26%+
   Net investment income (loss)          0.11     (0.41)    (0.36)    (0.08)+
  ----------------------------------------------------------------------------
  Portfolio turnover rate                  22%       20%       42%       26%
  ----------------------------------------------------------------------------



(1) Per share amounts have been calculated using the monthly average shares method.


(2) For the period February 28, 2000 (inception date) to October 31, 2000.


(3) The manager waived all or a portion of its fees and/or reimbursed expenses for the year ended October 31, 2001 and the period ended October 31, 2000. If such fees had not been waived and expenses not reimbursed, the per share increases to net investment loss and the actual expense ratios would have been as follows:



                                                          Expense Ratios
                                   Per Share Increases    Without Fee Waivers
                                   to Net Investment Loss and Reimbursements
                    ---------------------------------------------------------
                                   2001        2000       2001       2000
                    ---------------------------------------------------------
                    Class L Shares $0.01       $0.06      2.29%     2.81%+



(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.


(5) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 2.25% for Class L shares.


++ Total return is not annualized, as it may not be representative of the total return for the year.


+ Annualized.


                                                      Smith Barney Mutual Funds

Health Sciences Fund

  For a Class A share of capital stock outstanding throughout each year ended October 31, except as noted:


                                   2003/(1)/ 2002/(1)/   2001     2000(2)
---------------------------------------------------------------------------
Net asset value, beginning of year $  9.84   $ 12.72   $ 14.49   $ 11.40
---------------------------------------------------------------------------
Income (loss) from operations:
 Net investment loss(3)              (0.03)    (0.07)    (0.08)    (0.04)
 Net realized and unrealized
  gain (loss)                         0.90     (2.64)    (1.29)     3.13
---------------------------------------------------------------------------
Total income (loss) from
 operations                           0.87     (2.71)    (1.37)     3.09
---------------------------------------------------------------------------
Less distributions from:
 Net realized gains                     --     (0.17)    (0.40)       --
---------------------------------------------------------------------------
Total distributions                     --     (0.17)    (0.40)       --
---------------------------------------------------------------------------
Net asset value, end of year       $ 10.71   $  9.84   $ 12.72   $ 14.49
---------------------------------------------------------------------------
Total return/(4)/                     8.84%   (21.65)%   (9.83)%   27.11%++
---------------------------------------------------------------------------
Net assets, end of year            $20,636   $16,251   $19,806   $16,980
---------------------------------------------------------------------------
Ratios to average net assets:
 Expenses(3)(5)                       1.35%     1.49%     1.50%     1.52%+
 Net investment loss                 (0.30)    (0.58)    (0.63)    (0.67)+
---------------------------------------------------------------------------
Portfolio turnover rate                 68%       26%       34%       26%
---------------------------------------------------------------------------



(1) Per share amounts have been calculated using the monthly average shares method.


(2) For the period February 28, 2000 (inception date) to October 31, 2000.


(3) The manager waived a portion of its fees for the year ended October 31, 2001 and for the period ended October 31, 2000. If such fees were not waived, the per share increases to net investment loss and the actual expense ratios would have been as follows:



               Per Share Increases to Expense Ratios
               Net Investment Loss    Without Fee Waivers
---------------------------------------------------------
               2001        2000       2001       2000
---------------------------------------------------------
Class A Shares $0.01      $0.00*      1.53%     1.94%+



(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.


(5) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.50% for Class A shares.




* Amount represents less than $0.01 per share.


++ Total return is not annualized, as it may not be representative of the total return for the year.


+ Annualized.


Smith Barney Sector Series Inc.

  For a Class B share of capital stock outstanding throughout each year ended October 31, except as noted:




                                    2003/(1)/ 2002/(1)/   2001     2000(2)
----------------------------------------------------------------------------
Net asset value, beginning of year  $  9.64   $ 12.56   $ 14.42   $ 11.40
----------------------------------------------------------------------------
Income (loss) from operations:
 Net investment loss(3)               (0.11)    (0.15)    (0.18)    (0.09)
 Net realized and unrealized
  gain (loss)                          0.88     (2.60)    (1.28)     3.11
----------------------------------------------------------------------------
Total income (loss) from operations    0.77     (2.75)    (1.46)     3.02
----------------------------------------------------------------------------
Less distributions from:
 Net realized gains                      --     (0.17)    (0.40)       --
----------------------------------------------------------------------------
Total distributions                      --     (0.17)    (0.40)       --
----------------------------------------------------------------------------
Net asset value, end of year        $ 10.41   $  9.64   $ 12.56   $ 14.42
----------------------------------------------------------------------------
Total return/(4)/                      7.99%   (22.25)%  (10.51)%   26.49%++
----------------------------------------------------------------------------
Net assets, end of year             $31,380   $26,258   $34,146   $28,694
----------------------------------------------------------------------------
Ratios to average net assets:
 Expenses(3)/(5)/                      2.11%     2.24%     2.25%     2.26%+
 Net investment loss                  (1.05)    (1.33)    (1.38)    (1.41)+
----------------------------------------------------------------------------
Portfolio turnover rate                  68%       26%       34%       26%
----------------------------------------------------------------------------



(1) Per share amounts have been calculated using the monthly average shares method.


(2) For the period February 28, 2000 (inception date) to October 31, 2000.


(3) The manager waived a portion of its fees for the year ended October 31, 2001 and for the period ended October 31, 2000. If such fees were not waived, the per share increases to net investment loss and the actual expense ratios would have been as follows:



                                   Per Share Increases to Expense Ratios
                                   Net Investment Loss    Without Fee Waivers
                    ---------------------------------------------------------
                                    2001       2000       2001       2000
                    ---------------------------------------------------------
                    Class B Shares $0.00*      $0.01      2.28%     2.68%+



(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.




(5) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 2.25% for Class B shares.


* Amount represents less than $0.01 per share.


++ Total return is not annualized, as it may not be representative of the total return for the year.


+ Annualized.


                                                      Smith Barney Mutual Funds

  For a Class L share of capital stock outstanding throughout each year ended October 31, except as noted:


                                    2003/(1)/ 2002/(1)/   2001    2000/(2)/
----------------------------------------------------------------------------
Net asset value, beginning of year  $  9.64   $ 12.56   $ 14.42   $ 11.40
----------------------------------------------------------------------------
Income (loss) from operations:
 Net investment loss(3)               (0.11)    (0.15)    (0.18)    (0.09)
 Net realized and unrealized
  gain (loss)                          0.88     (2.60)    (1.28)     3.11
----------------------------------------------------------------------------
Total income (loss) from operations    0.77     (2.75)    (1.46)     3.02
----------------------------------------------------------------------------
Less distributions from:
 Net realized gains                      --     (0.17)    (0.40)       --
----------------------------------------------------------------------------
Total distributions                      --     (0.17)    (0.40)       --
----------------------------------------------------------------------------
Net asset value, end of year        $ 10.41   $  9.64   $ 12.56   $ 14.42
----------------------------------------------------------------------------
Total return/(4)/                      7.99%   (22.25)%  (10.51)%   26.49%++
----------------------------------------------------------------------------
Net assets, end of year             $21,482   $17,431   $26,932   $26,273
----------------------------------------------------------------------------
Ratios to average net assets:
 Expenses/(3)(5)/                      2.10%     2.24%     2.25%     2.27%+
 Net investment loss                  (1.05)    (1.33)    (1.37)    (1.42)+
----------------------------------------------------------------------------
Portfolio turnover rate                  68%       26%       34%       26%
----------------------------------------------------------------------------



(1) Per share amounts have been calculated using the monthly average shares method.


(2) For the period February 28, 2000 (inception date) to October 31, 2000.


(3) The manager waived a portion of its fees for the year ended October 31, 2001 and for the period ended October 31, 2000. If such fees were not waived, the per share increases to net investment loss and the actual expense ratios would have been as follows:



               Per Share Increases to Expense Ratios
               Net Investment Loss    Without Fee Waiver
--------------------------------------------------------
                2001       2000       2001      2000
--------------------------------------------------------
Class L Shares $0.00*      $0.01      2.28%    2.68%+



(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.


(5) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 2.25% for Class L shares.


* Amount represents less than $0.01 per share.


++ Total return is not annualized, as it may not be representative of the total return for the year.


+ Annualized.


Smith Barney Sector Series Inc.

Technology Fund

  For a Class A share of capital stock outstanding throughout each year ended October 31, except as noted:




                                    2003/(1)/ 2002/(1)/   2001      2000(2)
-----------------------------------------------------------------------------
Net asset value, beginning of year  $  2.78   $  4.21   $  9.14   $ 11.40
-----------------------------------------------------------------------------
Income (loss) from operations:
 Net investment loss(3)               (0.04)    (0.05)    (0.08)    (0.07)
 Net realized and unrealized gain
  (loss)                               1.18     (1.38)    (4.85)    (2.19)
-----------------------------------------------------------------------------
Total income (loss) from operations    1.14     (1.43)    (4.93)    (2.26)
-----------------------------------------------------------------------------
Net asset value, end of year        $  3.92   $  2.78   $  4.21   $  9.14
-----------------------------------------------------------------------------
Total return/(4)/                     41.01%   (33.97)%  (53.94)%  (19.82)%++
-----------------------------------------------------------------------------
Net assets, end of year             $26,946   $17,754   $27,058   $46,363
-----------------------------------------------------------------------------
Ratios to average net assets:
 Expenses(3)(5)                        1.50%     1.50%     1.50%     1.52%+
 Net investment loss                  (1.09)    (1.29)    (1.31)    (1.31)+
-----------------------------------------------------------------------------
Portfolio turnover rate                  54%       76%       62%       24%
-----------------------------------------------------------------------------



(1) Per share amounts have been calculated using the monthly average shares method.


(2) For the period February 28, 2000 (inception date) to October 31, 2000.


(3) The manager waived a portion of its fees for the years ended October 31, 2003, 2002 and 2001, and the period ended October 31, 2000. If such fees were not waived, the per share increases to net investment loss and the actual expense ratios would have been as follows:



                        Per Share Increases to        Expense Ratios
                         Net Investment Loss        Without Fee Waiver
       ------------------------------------------------------------------
                       2003  2002   2001   2000  2003  2002  2001   2000
       ------------------------------------------------------------------
       Class A Shares $0.00* $0.01 $0.00* $0.00* 1.60% 1.64% 1.58% 1.60%+





(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.


(5) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.50% for Class A shares.


* Amount represents less than $0.01 per share.


++ Total return is not annualized, as it may not be representative of the total return for the year.


+ Annualized.


                                                      Smith Barney Mutual Funds

  For a Class B share of capital stock outstanding throughout each year ended October 31, except as noted:




                                     2003/(1)/ 2002/(1)/   2001     2000/(2)/
  ----------------------------------------------------------------------------
  Net asset value, beginning of year $  2.72   $  4.16   $  9.09   $ 11.40
  ----------------------------------------------------------------------------
  Income (loss) from operations:
   Net investment loss/(3)/            (0.06)    (0.08)    (0.12)    (0.12)
   Net realized and unrealized gain
    (loss)                              1.15     (1.36)    (4.81)    (2.19)
  ----------------------------------------------------------------------------
  Total income (loss) from
   operations                           1.09     (1.44)    (4.93)    (2.31)
  ----------------------------------------------------------------------------
  Net asset value, end of year       $  3.81   $  2.72   $  4.16   $  9.09
  ----------------------------------------------------------------------------
  Total return/(4)/                    40.07%   (34.62)%  (54.24)%  (20.26)%++
  ----------------------------------------------------------------------------
  Net assets, end of year            $41,645   $29,324   $45,266   $74,227
  ----------------------------------------------------------------------------
  Ratios to average net assets:
   Expenses/(3)(5)/                     2.25%     2.24%     2.25%     2.27%+
   Net investment loss                 (1.85)    (2.04)    (2.06)    (2.06)+
  ----------------------------------------------------------------------------
  Portfolio turnover rate                 54%       76%       62%       24%
  ----------------------------------------------------------------------------



(1) Per share amounts have been calculated using the monthly average shares method.


(2) For the period February 28, 2000 (inception date) to October 31, 2000.


(3) The manager waived a portion of its fees for the years ended October 31, 2003, 2002 and 2001, and the period ended October 31, 2000. If such fees were not waived, the per share increases to net investment loss and the actual expense ratios would have been as follows:



                        Per Share Increases to        Expense Ratios
                         Net Investment Loss        Without Fee Waiver
       ------------------------------------------------------------------
                       2003  2002   2001   2000  2003  2002  2001   2000
       ------------------------------------------------------------------
       Class B Shares $0.00* $0.01 $0.00* $0.00* 2.35% 2.39% 2.33% 2.35%+



(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.


(5) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 2.25% for Class B shares.


* Amount represents less than $0.01 per share.


++ Total return is not annualized, as it may not be representative of the total return for the year.


+ Annualized.


Smith Barney Sector Series Inc.

  For a Class L share of capital stock outstanding throughout each year ended October 31, except as noted:


                                     2003/(1)/ 2002/(1)/   2001     2000/(2)/
  ----------------------------------------------------------------------------
  Net asset value, beginning of year $  2.72   $  4.16   $  9.09   $ 11.40
  ----------------------------------------------------------------------------
  Income (loss) from operations:
   Net investment loss/(3)/            (0.06)    (0.08)    (0.12)    (0.12)
   Net realized and unrealized gain
    (loss)                              1.16     (1.36)    (4.81)    (2.19)
  ----------------------------------------------------------------------------
  Total income (loss) from
   operations                           1.10     (1.44)    (4.93)    (2.31)
  ----------------------------------------------------------------------------
  Net asset value, end of year       $  3.82   $  2.72   $  4.16   $  9.09
  ----------------------------------------------------------------------------
  Total return/(4)/                    40.44%   (34.62)%  (54.24)%  (20.26)%++
  ----------------------------------------------------------------------------
  Net assets, end of year            $31,612   $22,142   $39,127   $67,815
  ----------------------------------------------------------------------------
  Ratios to average net assets:
   Expenses/(3)(5)/                     2.25%     2.24%     2.25%     2.27%+
   Net investment loss                 (1.84)    (2.04)    (2.06)    (2.06)+
  ----------------------------------------------------------------------------
  Portfolio turnover rate                 54%       76%       62%       24%
  ----------------------------------------------------------------------------



(1) Per share amounts have been calculated using the monthly average shares method.


(2) For the period February 28, 2000 (inception date) to October 31, 2000.


(3) The manager waived a portion of its fees for the years ended October 31, 2003, 2002 and 2001, and the period ended October 31, 2000. If such fees were not waived, the per share increases to net investment loss and the actual expense ratios would have been as follows:



                        Per Share Increases to        Expense Ratios
                         Net Investment Loss        Without Fee Waiver
       ------------------------------------------------------------------
                       2003  2002   2001   2000  2003  2002  2001   2000
       ------------------------------------------------------------------
       Class L Shares $0.00* $0.01 $0.00* $0.00* 2.35% 2.39% 2.33% 2.35%+



(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.


(5) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 2.25% for Class L shares.


* Amount represents less than $0.01 per share.


++ Total return is not annualized, as it may not be representative of the total return for the year.


+ Annualized.


                                                      Smith Barney Mutual Funds

`

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed/r/


Smith Barney:

Financial Services Fund


Health Sciences Fund


Technology Fund


Each a separate investment fund of Smith Barney Sector Series Inc.



Shareholder reports Annual and semiannual reports to shareholders provide additional information about a fund's investments. These reports discuss the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year.


Each fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.


Statement of additional information The statement of additional information provides more detailed information about each fund and is incorporated by reference into (is legally a part of) this Prospectus.



You can make inquiries about a fund or obtain shareholder reports (without charge) by contacting your Service Agent, by calling Smith Barney Shareholder Services at 1-800-451-2010 (or for clients of a PFS Investments Inc. Registered Representative, call Primerica Shareholder Services at 1-800-544-5445), or by writing to the fund at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.



Information about each fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about each fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.



If someone makes a statement about a fund that is not in this Prospectus, you should not rely upon that information. Neither the funds nor the distributors are offering to sell shares of a fund to any person to whom the fund may not lawfully sell its shares.



Your Serious Money. Professionally Managed.(R) is a registered Service mark of Citigroup Global Markets Inc.


(Investment Company Act
file no. 811-04757)

FD 01756 2/04

                               February 27, 2004




                      STATEMENT OF ADDITIONAL INFORMATION

                        SMITH BARNEY SECTOR SERIES INC.

                     Smith Barney Financial Services Fund
                       Smith Barney Health Sciences Fund
                         Smith Barney Technology Fund
                               125 Broad Street
                           New York, New York 10004
                                (800) 451-2010


   This Statement of Additional Information ("SAI") is meant to be read in conjunction with the combined prospectus of Smith Barney Financial Services Fund ("Financial Services Fund"), Smith Barney Health Sciences Fund ("Health Sciences Fund") and Smith Barney Technology Fund ("Technology Fund") (each, a "fund") dated February 27, 2004, as amended or supplemented from time to time (the "prospectus"), and is incorporated by reference in its entirety into the prospectus. Each fund is a series of the Smith Barney Sector Series Inc. (the "Company"). The prospectus and copies of other information on the funds may be obtained free of charge by contacting a Smith Barney Financial Consultant, a PFS Investments ("PFSI") Registered Representative, a broker/dealer, financial intermediary or financial institution (each called a "Service Agent") or by writing or calling the Company at the address or telephone number above.


                               TABLE OF CONTENTS


Investment Objective and Management Policies...............................  2
Risk Factors............................................................... 13
Investment Restrictions.................................................... 17
Directors and Executive Officers of the Company............................ 18
Investment Management and Other Services................................... 23
Portfolio Transactions..................................................... 31
Portfolio Turnover......................................................... 33
Purchase of Shares......................................................... 33
Redemption of Shares....................................................... 40
Valuation of Shares........................................................ 44
Exchange Privilege......................................................... 44
Performance Information.................................................... 45
Dividends and Distributions................................................ 51
Taxes...................................................................... 52
Other Information About the Company........................................ 57
Financial Statements....................................................... 58
Other Information.......................................................... 58
Appendix A................................................................. A-1
Appendix B................................................................. B-1

                 INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES


   The prospectus discusses each fund's investment objective and policies. This section contains supplemental information concerning the types of securities and other instruments in which each fund may invest, the investment policies and portfolio strategies each fund may utilize and certain risks associated with these investments, policies and strategies. Smith Barney Fund Management LLC ("SBFM" or the "manager") serves as Investment Manager to each fund. Citigroup Asset Management Ltd. ("CAM Ltd" or the "subadviser"), an affiliate of the manager, serves as the subadviser to each fund.


Financial Services Fund

   Financial Services Fund seeks long-term capital appreciation by investing primarily in common stocks. Under normal circumstances the fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in securities (or other investments with similar economic characteristics) of companies principally engaged in providing financial services to consumers and industry. These companies may include, for example, commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate-related companies, leasing companies, and consumer and industrial finance companies.

   The subadviser will seek to invest in those financial services companies that it believes are well positioned to take advantage of the ongoing changes in the financial services sector. A financial services company may be well positioned for a number of reasons. It may be an attractive acquisition for another company wishing to strengthen its presence in a line of business or a geographic region or to expand into new lines of business or geographic regions, or it may be planning a merger to strengthen its position in a line of business or a geographic area. The financial services company may be engaged in a line or lines of business experiencing or likely to experience strong economic growth; it may be linked to a geographic region experiencing or likely to experience strong economic growth and may be actively seeking to participate in such growth; or it may be expanding into financial services or geographic regions previously unavailable to it (because of an easing of regulatory constraints) in order to take advantage of new market opportunities.

Health Sciences Fund


   Health Sciences Fund seeks long-term capital appreciation by investing primarily in common stocks. Under normal circumstances the fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in securities (or other investments with similar economic characteristics) of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. These companies may include, for example, pharmaceutical companies; companies involved in biotechnology, medical diagnostic, biochemical or other health care research and development; companies involved in the operation of health care facilities; and other companies involved in the design, manufacture, or sale of health care-related products or services, such as medical, dental and optical products, hardware, insurance or services.


Technology Fund

   Technology Fund seeks long-term capital appreciation by investing its assets primarily in common stocks. Under normal circumstances the fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in securities (or other investments with similar economic characteristics) of companies principally engaged in offering, using or developing products, processes or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semi-conductor, software, electronics, media, communications, health care, and biotechnology sectors.

   Technology and Health Science Areas. The subadviser believes that because of rapid advances in technology and science, an investment in companies with business operations in these areas will offer substantial opportunities for long-term capital appreciation. Of course, prices of common stocks of even the best-managed, most profitable corporations are subject to market risk, which means their stock prices can decline. In addition, swings in investor psychology or significant trading by large institutional investors can result in price fluctuations. Industries likely to be represented in the portfolio include computers, networking and internetworking software, computer aided design, telecommunications, media and information services, medical devices and biotechnology. The fund may also invest in the stocks of companies that should benefit from the commercialization of technological advances, although they may not be directly involved in research and development.


   The technology and science areas have exhibited and continue to exhibit rapid growth, both through increasing demand for existing products and services and the broadening of the technology market. In general, the stocks of large capitalized companies that are well established in the technology market can be expected to grow with the market and will frequently be found in the fund's portfolio. The expansion of technology and its related industries, however, also provides a favorable environment for investment in small to medium capitalized companies.


Each Fund

   With respect to the 80% investment policies (as described above), these percentage requirements will not be applicable during periods when a fund pursues a temporary defensive strategy, as discussed in the Prospectus. The funds' 80% investment policies are non-fundamental and may be changed by the Board of Directors of the Company to become effective upon 60 days' notice to shareholders of the applicable fund prior to any such change.

   Each fund may invest its assets in securities of foreign issuers in addition to securities of domestic issuers. Because each fund is considered non-diversified, the fund may invest a significant percentage of its assets in a single issuer.

   In buying and selling securities for each fund, the subadviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position. Factors considered include long-term growth potential, earnings estimates and quality of management.

   The subadviser may lend each fund's securities to broker-dealers or other institutions to earn income for the fund. The subadviser may, but is not required to, use various techniques, such as buying and selling futures and options contracts, to increase or decrease a fund's exposure to changing security prices or other factors that affect security values. If the subadviser's strategies do not work as intended, a fund may not achieve its objective.

   Under normal market conditions, the majority of a fund's portfolio will consist of common stock, but it also may contain money market instruments for cash management purposes. Each fund reserves the right, as a defensive measure, to hold money market securities, including repurchase agreements or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant. If a fund takes a temporary defensive position, it may be unable to achieve its investment goal.

   Equity Securities. Under normal circumstances, each fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities, including primarily common stocks and, to a lesser extent, securities convertible into common stock and rights to subscribe for common stock. Common stocks represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

   When-Issued Securities and Delayed-Delivery Transactions. Each fund may purchase securities on a "when-issued" basis, for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield) or on a forward commitment basis. A fund does not intend to engage in these transactions for speculative purposes, but only in furtherance of its investment goal. These transactions occur when securities are purchased or sold by a fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to a fund at the time of entering into the transaction. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Because of fluctuations in the value of securities purchased or sold on a when-issued, delayed-delivery basis or forward commitment basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers.

   When the fund agrees to purchase when-issued or delayed-delivery securities, the fund will set aside cash or liquid securities equal to the amount of the commitment in a segregated account on the fund's books. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the fund's commitment. The assets contained in the segregated account will be marked-to-market daily. It may be expected that the fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

   Foreign Securities. Each fund may invest in securities of foreign issuers. Such investments involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include currency exchange control regulations and costs, the possibility of expropriation, seizure, or nationalization of foreign deposits, less liquidity and volume and more volatility in foreign securities markets and the impact of political, social, economic or diplomatic developments or the adoption of other foreign government restrictions that might adversely affect the payment of principal and interest on or market value of securities. If it should become necessary, the fund might encounter greater difficulties in invoking legal processes abroad than would be the case in the United States. In addition, there may be less publicly available information about a non-U.S. company, and non-U.S. companies are not generally subject to uniform accounting and financial reporting standards, practices and requirements compared to those applicable to U.S. companies. Furthermore, some of these securities may be subject to foreign brokerage and withholding taxes.

   Each fund may also invest in securities of foreign issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or similar securities representing interests in the common stock of foreign issuers. ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe, which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets. The underlying securities are not always denominated in the same currency as the ADRs or EDRs. Although investment in the form of ADRs or EDRs facilitates trading in foreign securities, it does not mitigate the risks associated with investing in foreign securities. However, by investing in ADRs or EDRs rather than directly in foreign issuers' stock, a fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many ADRs and EDRs. The information available for ADRs and EDRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

   Investments in foreign securities incur higher costs than investments in U.S. securities, including higher costs in making securities transactions as well as foreign government taxes, which may reduce the investment return of the fund. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about individual companies, less market liquidity and political instability.

   Securities of Developing/Emerging Markets Countries. A developing or emerging markets country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

   One or more of the risks discussed above could affect adversely the economy of a developing market or a fund's investments in such a market. The claims of many property owners against those of governments may remain unsettled. There can be no assurance that any investments that a fund might make in such emerging markets would be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the fund could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.


   U.S. and Foreign Taxes. A fund's investment in foreign securities may be subject to taxes withheld at the source on dividend or interest payments. Foreign taxes paid by a fund may be credited or deducted by U.S. shareholders for U.S. income tax purposes. No assurance can be given that applicable tax laws and interpretations will not change in the future. Moreover, non-U.S. investors may not be able to credit or deduct such foreign taxes.





   Money Market Instruments. Each fund may invest for temporary defensive purposes in short-term corporate and government bonds and notes and money market instruments. Money market instruments include: obligations issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. government securities"); certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. Certificates of deposit ("CDs") are short-term, negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.



   Repurchase Agreements. Each fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). The fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by, or bankruptcy of, a seller would expose the fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which the fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. government securities on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the fund's manager or the subadviser. The manager or the subadviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price (including accrued interest). In addition, the manager or the subadviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The manager or the subadviser will mark-to-market daily the value of the securities. Repurchase agreements are considered to be loans by the fund under the Investment Company Act of 1940, as amended (the "1940 Act").

   Reverse Repurchase Agreements. Each fund may enter into reverse repurchase agreements, which involve the sale of fund securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowings. Since the proceeds of borrowings under reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage." The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such a transaction is that the fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the fund intends to use the reverse repurchase technique only when the subadviser believes it will be advantageous to the fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the fund's assets. The fund's custodian bank will maintain a separate account for the fund with securities having a value equal to or greater than such commitments.


   Lending of Portfolio Securities. Consistent with applicable regulatory requirements, each fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. The fund will not lend portfolio securities to affiliates of the manager unless they have applied for and received specific authority to do so from the Securities and Exchange Commission ("SEC"). Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities, which are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the fund.



   By lending its securities, the fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Although the generation of income is not the primary investment goal of the fund, income received could be used to pay the fund's expenses and would increase an investor's total return. The fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the fund must receive at least 102% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the fund must be able to terminate the loan at any time; (iv) the fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Payments received by the fund in lieu of any dividends paid on the loaned securities will not be treated as "qualified dividend income" for purposes of determining what portion of the fund's dividends received by individuals may be taxed at the rates generally applicable to long-term capital gains. See "TAXES." Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon a fund's ability to recover the loaned securities or dispose of the collateral for the loan.


   Borrowing. Each fund also may borrow for temporary or emergency purposes, but not for leveraging purposes, in an amount up to 33 1/3% of its total assets, and may pledge its assets in connection with such borrowings. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

   Illiquid Securities. Each fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities, which term includes securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

   Options, Futures and Currency Strategies. Each fund may, but is not required to, use forward currency contracts and certain options and futures strategies to seek to increase total return or hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with the fund. There can be no assurance that such efforts will succeed.


   The CFTC recently eliminated limitations on futures transactions and options thereon by registered investment companies, provided that the investment manager to the registered investment company claims an exclusion from regulation as a commodity pool operator. The fund is operated by a person who has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, who is not subject to registration or regulation as a pool operator under the Commodity Exchange Act. As a result of these CFTC rule changes, the fund is no longer restricted in their ability to enter into futures transactions and options thereon under CFTC regulations. The funds, however, continue to have policies with respect to futures and options thereon as set forth below. The current view of the staff of the SEC is that a fund's long and short positions in futures contracts as well as put and call options on futures written by it must be collateralized with cash or other liquid securities and segregated with the fund's custodian or a designated sub-custodian or "covered" in a manner similar to that for covered options on securities and designed to eliminate any potential leveraging. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. A fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. For example, when the subadviser anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which the currency exchange transaction related to the purchase or sale will be made ("transaction hedging"). Further, when the subadviser believes a particular currency may decline compared to the U.S. dollar or another currency, a fund may enter into a forward contract to sell the currency the subadviser expects to decline in an amount approximating the value of some or all of the fund's securities denominated in that currency, or when the subadviser believes one currency may decline against a currency in which some or all of the portfolio securities held by the fund are denominated, it may enter into a forward contract to buy the currency expected to decline for a fixed amount ("position hedging"). In this situation, the fund may, in the alternative, enter into a forward contract to sell a different currency for a fixed amount of the currency expected to decline where the subadviser believes the value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the value of the currency in which portfolio securities of the fund are denominated ("cross hedging"). The fund places (i) cash, (ii) U.S. Government securities or (iii) equity securities or debt securities (of any grade) in certain currencies provided such assets are liquid, unencumbered and marked to market daily, or other high-quality debt securities denominated in certain currencies in a separate account of the fund having a value equal to the aggregate amount of the fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the securities placed in a separate account declines, additional cash or securities are placed in the account on a daily basis so that the value of the amount will equal the amount of the fund's commitments with respect to such contracts.


   For hedging purposes, the fund may write covered call options and purchase put and call options on currencies to hedge against movements in exchange rates and on debt securities to hedge against the risk of fluctuations in the prices of securities held by the fund or which the subadviser intends to include in the fund's portfolio. The fund also may use interest rate futures contracts and options thereon to hedge against changes in the general level in interest rates.

   The fund may write call options on securities and currencies only if they are covered, and such options must remain covered so long as the fund is obligated as a writer. A call option written by the fund is "covered" if the fund owns the securities or currency underlying the option or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or for additional cash consideration held in a segregated account on the fund's books) upon conversion or exchange of other securities or currencies held in its portfolio. A call option is also covered if the fund holds on a share-for-share basis a call on the same security or holds a call on the same currency as the call written where the exercise price of the call held is equal to less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the fund in cash, Treasury bills or other high-grade, short-term obligations in a segregated account on the fund's books.


   The fund may purchase put and call options in anticipation of declines in the value of portfolio securities or increases in the value of securities to be acquired. If the expected changes occur, the fund may be able to offset the resulting adverse effect on its portfolio, in whole or in part, through the options purchased. The risk assumed by the fund in connection with such transactions is limited to the amount of the premium and related transaction costs associated with the options, although the fund may lose such amounts if the prices of securities underlying the options do not move in the direction or to the extent anticipated.



   Although a fund may use forward currency contracts, options and futures, the use of any of these strategies would involve certain investment risks and transaction costs. These risks include: dependence on the subadviser's ability to predict movements in the prices of individual securities, fluctuations in the general fixed-income markets and movements in interest rates and currency markets, imperfect correlation between movements in the price of currency, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the fund invests; and lack of assurance that a liquid market will exist for any particular option, futures contract or option thereon at any particular time.


   Over-the-counter options in which the fund may invest differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The fund may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options.

   Options on Securities. As discussed more generally above, each fund may engage in writing covered call options. Each fund may also purchase put options and enter into closing transactions. The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forgoes the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums the fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

   Options written by the fund will normally have expiration dates between one and six months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities when the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively.

   The fund may write (a) in-the-money call options when the subadviser expects the price of the underlying security to remain flat or decline moderately during the option period, (b) at-the-money call options when the subadviser expects the price of the underlying security to remain flat or advance moderately during the option period and (c) out-of-the-money call options when the subadviser expects that the price of the security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options are used in equivalent transactions.

   So long as the obligation of the fund as the writer of an option continues, the fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the fund effects a closing purchase transaction. The fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation ("Clearing Corporation") or similar clearing corporation and the securities exchange on which the option is written.

   An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. The fund expects to write options only on national securities exchanges or in the over-the-counter market. The fund may purchase put options issued by the Clearing Corporation or in the over-the-counter market.

   The fund may realize a profit or loss upon entering into a closing transaction. In cases in which the fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the fund has purchased an option and engages in a closing sale transaction, whether it recognizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the fund initially paid for the original option plus the related transaction costs.

   Although the fund generally will purchase or write only those options for which the manager and/or the subadviser believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing Corporation and national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

   Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the fund and other clients of the manager or the subadviser and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions.

   In the case of options written by the fund that are deemed covered by virtue of the fund's holding convertible or exchangeable preferred stock, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the fund has written options may exceed the time within which the fund must make delivery in accordance with an exercise notice. In these instances, the fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the fund will not bear any market risk because the fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.


   Although the subadviser will attempt to take appropriate measures to minimize the risks relating to the fund's writing of call options and purchasing of put and call options, there can be no assurance that the fund will succeed in its option-writing program.


   Stock Index Options. As described generally above, each fund may purchase put and call options and write call options on domestic stock indexes listed on domestic exchanges in order to realize its investment objective of long-term capital appreciation or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes also are based on an industry or market segment such as the Amex Oil Index or the Amex Computer Technology Index.


   Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by
(b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

   The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the fund correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the fund of options on stock indexes will be subject to the manager's and/or the subadviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.


   Futures Contracts and Options on Futures Contracts. As described generally above, each fund may invest in stock index futures contracts and options on futures contracts traded on a domestic exchange or board of trade. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The fund may enter into futures contracts and options on futures to seek higher investment returns when a futures contract is priced more attractively than stocks comprising a benchmark index, to facilitate trading or to reduce transaction costs. The fund will enter into futures contracts and options only on futures contracts that are traded on a domestic exchange or board of trade. Assets committed to futures contracts will be segregated on the fund's books to the extent required by law.

   The primary purpose of entering into a futures contract by the fund is to protect the fund from fluctuations in the value of securities without actually buying or selling the securities. For example, in the case of stock index futures contracts, if the fund anticipates an increase in the price of stocks it intends to purchase at a later time, the fund could enter into contracts to purchase the stock index (known as taking a "long" position) as a temporary substitute for the purchase of stocks. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts increases and thereby serves as a hedge against the fund's not participating in a market advance. The fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities. But by using futures contracts as an investment tool to reduce risk, given the greater liquidity in the futures market, it may be possible to accomplish the same result more easily and more quickly.


   No consideration will be paid or received by the fund upon the purchase or sale of a futures contract. Initially, the fund will be required to deposit with the broker an amount of cash or other securities acceptable to the broker equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract, which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." In addition, when the fund enters into a long position in a futures contract or an option on a futures contract, it must deposit into a segregated account with the fund's custodian an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in the fund's commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, the fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's existing position in the contract.


   There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by the fund is subject to the ability of the subadviser to predict correctly movements in the stock market or in the direction of interest rates. These predictions involve skills and techniques that may be different from those involved in the management of investments in securities. In addition, there can be no assurance that there will be a perfect correlation between movements in the price of the securities underlying the futures contract and movements in the price of the securities that are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in market behavior or interest rates.

   Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. In addition, although a fund intends to enter into futures contracts only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the fund would be required to make daily cash payments of variation margin; in such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.




   Other Investment Companies. Under the 1940 Act, a Fund may not acquire the securities of other domestic or foreign investment companies if, as a result,
(i) more than 10% of the Fund's total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Fund, or (iii) more than 5% of the Fund's total assets would be invested in any one investment company. These limitations do not apply to the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company.



   Other investment companies' securities include shares in a portfolio of securities that seeks to track the performance of an underlying equity index or a portion of an equity index ("Exchange Traded Funds").



   A Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund's own operations.



   Short Sales. The Funds may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund borrows the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the Fund sold the security. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. A portion of the net proceeds of the short sale may be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to collateralize the broker and to meet margin requirements, until the short position is closed out. A Fund will also incur transaction costs in effecting short sales.



   A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premiums, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by a Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. Thus the Fund's losses on short sales are potentially unlimited. Whenever a Fund engages in short sales, it maintains cash or liquid securities in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The assets so maintained are marked to market daily.



   Management currently intends to limit a Fund's short sales to shares issued by Exchange Traded Funds. Exchange Traded Funds hold portfolios of securities that seek to track the performance of a specific index or basket of stocks. Utilizing this strategy will allow the sub-adviser to adjust a Fund's exposure in a particular sector, in a cost effective and convenient manner, without having to sell the Fund's holdings of individual stocks in that sector.



   Under the 1940 Act, a Fund may not acquire the securities of other domestic or foreign investment companies if, as a result, (i) more than 10% of the Fund's total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Fund, or (iii) more than 5% of the Fund's total assets would be invested in any one investment company. These limitations do not apply to the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company.



   Other investment companies' securities include shares in a fund of securities that seeks to track the performance of an underlying equity index or a portion of an equity index ("Exchange Traded Funds").

   A Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund's own operations.



   Short Sales. Certain Funds may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund borrows the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the Fund sold the security. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. A portion of the net proceeds of the short sale may be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to collateralize the broker and to meet margin requirements, until the short position is closed out. A Fund will also incur transaction costs in effecting short sales.



   A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premiums, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by a Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. Thus the Fund's losses on short sales are potentially unlimited. Whenever a Fund engages in short sales, it maintains cash or liquid securities in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The assets so maintained are marked to market daily.



   Management currently intends to limit a Fund's short sales to shares issued by Exchange Traded Funds. Exchange Traded Funds hold Funds of securities that seek to track the performance of a specific index or basket of stocks. Utilizing this strategy will allow the Adviser to adjust a Fund's exposure in a particular sector, in a cost effective and convenient manner, without having to sell the Fund's holdings of individual stocks in that sector.


                                 RISK FACTORS

Principal Investment Risks

   Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these events will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because the subadviser concentrates each fund's investments in a particular industry or group of related industries, the fund's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because the subadviser may invest a significant percentage of the assets of each fund in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

   The following factors can significantly affect a fund's performance:

   Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

   Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.


   Companies in each sector face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. The value of a fund's shares may be susceptible to factors affecting the sector areas and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular industry. As such, a fund is not an appropriate investment for individuals who are not long-term investors and who, as their primary objective, require safety of principal or stable income from their investments. Each sector may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in each sector may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve.


   The types of companies in which a fund invests present risks. The market may value companies according to size, or market capitalization, rather than on financial performance. The companies in each sector may be developing or changing. They may be subject to greater business risks and more sensitive to changes in economic conditions than larger, more established companies. Company earnings in these sectors may fluctuate more than those of other companies because of short product cycles and competitive pricing. Investors' enthusiasm for these stocks can also change dramatically, causing stock prices to rise and fall sharply. Certain of the companies in which a fund invests may allocate greater than usual financial resources to research and product development. The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which a fund invests may be adversely affected by lack of commercial acceptance of a new product or process or by technological change and obsolescence.

Financial Services Fund

   The financial services industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

   The financial services industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital funds and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.

   Most financial services companies are subject to extensive governmental regulation, which limits their activities and may (as with insurance rate regulation) affect the ability to earn a profit from a given line of business. Certain financial services businesses are subject to intense competitive pressures, including market share and price competition. The removal of regulatory barriers to participation in certain segments of the financial services sector may also increase competitive pressures on different types of firms. The availability and cost of funds to financial services firms is crucial to their profitability. Consequently, volatile interest rates and general economic conditions can adversely affect their financial performance.

   Financial services companies in foreign countries are subject to similar regulatory and interest rate concerns. In particular, government regulation in certain foreign countries may include controls on interest rates, credit availability, prices and currency movements. In some cases, foreign governments have taken steps to nationalize the operations of banks and other financial services companies.

   The banking industry can be significantly affected by the recent adoption of legislation that has reduced the separation between commercial and investment banking businesses and changed the laws governing capitalization and the savings and loan industry. While providing diversification, this new legislation could expose banks to well-established competitors, particularly as the historical distinctions between banks and other financial institutions erode. Increased competition can also result from the broadening of regional and national interstate banking powers, which has already reduced the number of publicly traded banks. In addition, general economic conditions are important to banks that face exposure to credit losses and can be significantly affected by changes in interest rates.

   The brokerage and investment management industry can be significantly affected by changes in regulations, brokerage commission structure, and a competitive environment combined with the high operating leverage inherent in companies in this industry. The performance of companies in this industry can be closely tied to the stock and bond markets and can suffer during market declines. Revenues can depend on overall market activity.

   The home finance industry can be significantly affected by regulatory changes, interest rate movements, home mortgage demand, refinancing activity, and residential delinquency trends. The residential real estate finance industry has changed rapidly over the last decade. Regulatory changes at federally insured institutions, in response to a high failure rate, have mandated higher capital ratios and more prudent underwriting. This reduced capacity has created growth opportunities for uninsured companies and secondary market products to fill unmet demand for home finance. Change continues in the origination, packaging, selling, holding, and insuring of home finance products.

   The insurance industry can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Property and casualty insurance profits can be affected by weather catastrophes and other natural disasters. Life and health insurance profits can be affected by mortality and morbidity rates. Insurance companies can be adversely affected by inadequacy of cash reserves, the inability to collect from reinsurance carriers, liability for the coverage of environmental clean-up costs from past years, and as yet unanticipated liabilities. Also, insurance companies are subject to extensive government regulation, including the imposition of maximum rate levels, and can be adversely affected by proposed or potential tax law changes.

Health Sciences Fund




   The healthcare industry is subject to government regulation and government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete. The biotechnology industry can be significantly affected by patent consideration, intense competition, rapid technological change and obsolescence, and government regulation. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic.



   Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Medical research and development is also subject to strict regulatory scrutiny and ongoing legislative action.

Technology Fund

   Many technological products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. Also, the portfolio consists of faster-growing, more volatile technology companies that the subadviser believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

   The extent to which the fund may invest in corporate broadcast licensees is limited by Federal Communications Commission regulations. The multimedia industry can be significantly affected by the federal deregulation of cable and broadcasting, competitive pressures, and government regulation, including regulation of the concentration of investment in AM, FM, or TV stations. The computer industry can be significantly affected by competitive pressures. For example, as product cycles shorten and manufacturing capacity increases, these companies could become increasingly subject to aggressive pricing, which hampers profitability. Profitability can also be affected by changing domestic and international demand, research and development costs, availability and price of components, and product obsolescence.

   The telecommunications industry, particularly telephone operating companies, is subject to both federal and state government regulations of rates of return and services that may be offered. Many telecommunications companies fiercely compete for market share.

   The developing communications industry can be significantly affected by failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditures, and rapid obsolescence.

   The electronics industry can be significantly affected by rapid obsolescence, intense competition, and global demand.

   The wireless industry can be significantly affected by failure or delays in obtaining financing or regulatory approval, intense competition, product incompatibility, changing consumer preferences, and rapid obsolescence. Wireless network operators can also face significant capital expenditures to build networks of critical mass, and can carry heavy debt burdens from financings.


   Companies in the rapidly changing fields of technology and health science face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. The value of the fund's shares may be susceptible to factors affecting the technology and science areas and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular industry.



   Internet Industry Specific Risks--factors affecting the Internet, such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry. Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence.


Risks Associated with Particular Investments

   Liquidity Risk. A fund's portfolio is liquid if the fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

   Smaller Capitalized Companies. The subadviser believes that smaller capitalized companies generally have greater earnings and sales growth potential than larger capitalized companies. The level of risk will be increased to the extent a fund has significant exposure to smaller capitalized or unseasoned companies (those with less than a three-year operating history). Investments in smaller capitalized companies may involve greater risks, such as limited product lines, markets and financial or managerial resources. In addition, less frequently traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.

   Counterparty Risk. This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in such a transaction will not fulfill its contractual obligation to complete a transaction with a fund.

   Lack of Timely Information Risk. Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to smaller company securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.


   Non-Diversified Classification. Each fund is classified as a non-diversified fund under the 1940 Act, which means the fund is not limited by the 1940 Act in the proportion of its assets it may invest in the obligations of a single issuer. As a result, the funds may be subject to greater volatility with respect to their portfolio securities than funds that are more broadly diversified. Each fund intends to conduct its operations, however, so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the fund of any liability for Federal income tax to the extent its earnings are distributed to shareholders. To qualify as a regulated investment company, the fund will, among other things, limit its investments so that, at the close of each quarter of the taxable year (a) not more than 25% of the market value of the fund's total assets will be invested in the securities of a single issuer and (b) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the fund will not own more than 10% of the outstanding voting securities of a single issuer.


Other Information


   Master/feeder fund structure. The Board of Directors has the discretion to retain the current distribution arrangement for the funds while investing their assets in a master fund in a master/feeder fund structure. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.


                            INVESTMENT RESTRICTIONS

   The investment restrictions numbered 1 through 7 below and each fund's investment objective have been adopted by the Company as fundamental policies of each fund. Under the 1940 Act, a fundamental policy may not be changed with respect to a fund without the vote of a majority of the outstanding voting securities of the fund. Majority is defined in the 1940 Act as the lesser of
(a) 67% or more of the shares present at a fund meeting, if the holders of more than 50% of the outstanding shares of the fund are present or represented by proxy, or (b) more than 50% of outstanding shares.

   Under the investment restrictions adopted by the Company with respect to each fund, each fund will not:

      1. Purchase or sell the securities of any issuer, if, as a result of such purchase or sale, less than 25% of the assets of the fund would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the fund.

      2. Borrow money, except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

      3. Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

      4. Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

      5. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from
   (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the fund's investment objective and policies); or (d) investing in real estate investment trust securities.

      6. Engage in the business of underwriting securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

      7. Purchase or otherwise acquire any illiquid security except as permitted under the 1940 Act for open-end investment companies, which currently permits up to 15% of the fund's net assets to be invested in illiquid securities.

   If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

                DIRECTORS AND EXECUTIVE OFFICERS OF THE COMPANY


   The business and affairs of each fund are managed by the Board of Directors in accordance with the laws of the State of Maryland. Each Board elects officers who are responsible for the day-to-day operations of a fund and who execute policies authorized by the Board. Under each fund's charter, the Board may classify or reclassify any unissued shares of the funds into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board may similarly classify or reclassify any class of its shares into one or more series and, without shareholder approval, may increase the number of authorized shares of a fund.

   The Directors and executive officers of the Company, together with information as to their principal business occupations during the past five years, are shown below. The director who is an "interested person" of the funds, as defined in the 1940 Act ("independent director"), is indicated by an asterisk.



                                      Term of                          Number of
                                      Office*                         Portfolios
                                        and                             in Fund
                          Position(s) Length                            Complex            Other
                           Held with  of Time Principal Occupation(s) Overseen by      Directorships
Name, Address, and Age       Fund     Served    During Past 5 Years    Director       Held by Director
----------------------    ----------- ------- ----------------------- ----------- ------------------------
INDEPENDENT DIRECTORS
Dwight B. Crane            Director    1986   Professor--Harvard           49               None
Harvard Business School                       Business School
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Age 66

Burt N. Dorsett            Director    1994   President--Dorsett           27               None
201 East 62nd Street                          McCabe Capital
New York, NY 10021                            Management Inc.; Chief
Age 73                                        Investment Officer--
                                              Leeb Capital
                                              Management, Inc.
                                              1999-present

Elliot S. Jaffe            Director    1994   Chairman of the Board        27     Zweig Total Return Fund;
The Dress Barn Inc.                           of The Dress Barn Inc.              Zweig Fund, Inc.
Executive Office
30 Dunnigan Drive
Suffern, NY 10901
Age 77

Stephen E. Kaufman         Director    1985   Attorney                     56               None
Stephen E. Kaufman PC
277 Park Avenue, 47th Fl
New York, NY 10172 Age 72

Joseph J. McCann           Director    1985   Retired                      27               None
200 Oak Park Place
Pittsburgh, PA 15243
Age 73

Cornelius C. Rose, Jr.     Director    1994   Chief Executive              27               None
Meadowbrook Village                           Officer--Performance
Building 1, Apt. 6                            Learning Systems
West Lebanon, NY 13784
Age 71

INTERESTED DIRECTOR
R. Jay Gerken**            Director/   2002   Managing Director of        226               None
Citigroup Asset            Chairman           CGM; Chairman,
Management ("CAM")                            President and Chief
399 Park Avenue, 4th                          Executive Officer of
Floor                                         SBFM, Travelers
New York, NY 10022                            Investment Adviser, Inc
Age 52                                        ("TIA") and Citi Fund
                                              Management Inc.
                                              ("CFM")

--------

* Each director and officer serves until his or her successor has been elected and qualified.

                                                       Term of Office* and
                                 Position(s) Held        Length of Time              Principal Occupation(s)
  Name, Address, and Age            with Fund                Served                    During Past 5 Years
  ----------------------     ------------------------- ------------------- --------------------------------------------
OFFICERS*
R. Jay Gerken                President and Chief              2002         (See above)
(See above)                  Executive Officer
Andrew Shoup                 Senior Vice President            2003         Director of CAM; Chief Administrative
 CAM                         and Chief Administrative                      Officer of mutual funds associated with
 125 Broad Street            Officer                                       Citigroup Inc. Head of International Funds
 New York, NY 10004                                                        Administration of CAM from 2001 to 2003;
 Age 47                                                                    Director of Global Funds Administration of
                                                                           CAM from 2000 to 2001; Head of U.S.
                                                                           Citibank Funds Administration of CAM from
                                                                           1998 to 2000
Richard L. Peteka            Chief Financial Officer          2002         Director of CGM; Chief Financial Officer
 CAM                         and Treasurer                                 and Treasurer of certain mutual funds
 125 Broad Street                                                          associated with Citigroup Inc.; Director and
 New York, NY 10004                                                        Head of Internal Control for Citigroup Asset
 Age 42                                                                    Management ("CAM") U.S. Mutual Fund
                                                                           Administration from 1999-2002; Vice
                                                                           President, Head of Mutual Fund
                                                                           Administration and Treasurer of
                                                                           Oppenheimer Capital from 1996-1999
Robert I. Frenkel            Secretary and Chief Legal        2003         Managing Director and General Counsel,
 CAM                         Officer                                       Global Mutual Funds for CAM and its
 300 First Stamford Place                                                  predecessor (since 1994); Secretary of Citi
 Stamford, CT 06902                                                        Fund Management Inc. until 2004; Secretary
 Age 49                                                                    of mutual funds associated with Citigroup
                                                                           Inc.; Chief Legal Officer of mutual funds
                                                                           associated with Citigroup Inc.
Andrew Beagley               Chief Anti-Money                 2002         Director, CGM (since 2000); Director of
 CAM                         Laundering Compliance                         Compliance, North America, CAM (since
 399 Park Avenue, 4th Floor  Officer                                       2000); Director of Compliance, Europe, the
 New York, NY 10022                                                        Middle East and Africa, Citigroup Asset
 Age 41                                                                    Management (from 1999 to 2000);
                                                                           Compliance Officer, Salomon Brothers Asset
                                                                           Management Limited, Smith Barney Global
                                                                           Capital Management Inc., Salomon Brothers
                                                                           Asset Management Asia Pacific Limited
                                                                           (from 1997 to 1999).



--------

* Each Director and officer serves until his or her successor has been elected and qualified.


** Mr. Gerken is a Director who is an "interested person" of the funds as defined in the 1940 Act because he is an officer of the manager and certain of its affiliates.



                                        Term of Office* and
                       Position(s) Held   Length of Time    Principal Occupation(s)
Name, Address, and Age    with Fund           Served          During Past 5 Years
---------------------- ---------------- ------------------- -----------------------

 Kaprel Ozsolak           Controller           2002          Vice President of SSB
  CAM
  125 Broad Street
  New York, NY 10004
  Age 38

--------

* Each director and officer serves until his or her successor has been elected and qualified.

   For the calendar year ended December 31, 2003, the directors of the funds beneficially owned equity securities of the funds within the dollar ranges presented in the table below:



                                                                                Aggregate Dollar Range of Equity
                           Dollar Range of   Dollar Range of   Dollar Range of    Securities in All Registered
                          Equity Securities Equity Securities Equity Securities Investment Companies overseen by
                          in the Financial    in the Health   in the Technology      director in Family of
Name of Director            Services Fund     Sciences Fund         Fund              Investment Companies
----------------          ----------------- ----------------- ----------------- --------------------------------
Herbert Barg*............       None              None              None                 None
Dwight B. Crane..........       None              None              None                 Over $100,000
Burt N. Dorsett..........       None              None              None                 Over $100,000
R. Jay Gerken............       None              None              None                 Over $100,000
Elliot S. Jaffe..........       None              None              None                 None
Stephen E. Kaufman.......       None              None              None                 None
Joseph J. McCann.........       None              None              None                 None
Cornelius C. Rose, Jr....       None              None              None                 Over $100,000

--------

*As of December 31, 2003, Mr. Barg became a Director Emeritus.



   As of December 31, 2003, none of the independent directors of the funds, or his or her immediate family members, beneficially owned or of record any securities in the manager or principal underwriter of the funds, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the manager or principal underwriter of the funds.



   The Company has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the independent directors of the Company, namely Messrs. Crane, Dorsett, Jaffe, Kaufman, McCann and Rose. The Audit Committee oversees the scope of each fund's audit, each fund's accounting and financial reporting policies and practices and its internal controls. The Audit Committee approves, and recommends to the independent directors of the Company for their ratification, the selection, appointment, retention or termination of the Company's independent auditors and approves the compensation of the independent auditors. The Audit Committee also approves all audit and permissible non-audit services provided to each fund by the independent auditors and all permissible non-audit services provided by the Company's independent auditors to its manager and any affiliated service providers if the engagement relates directly to the funds' operations and financial reporting. During the most recent fiscal year, the Audit Committee met twice.



   The Nominating Committee is charged with the duty of making all nominations for independent directors to the Board of Directors. The Nominating Committee will consider nominees recommended by each fund's shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations to the Company's Secretary. The Nominating Committee did not meet during each fund's most recent fiscal year.



   The fund also has a Pricing Committee composed of the Chairman of the Board and one independent director, which is charged with determining the fair value prices for securities when required.

   The following table shows the compensation paid by the Company to each director during the Company's last fiscal year and the total compensation paid by the CAM Mutual Fund Complex for the calendar year ended December 31, 2003. None of the officers of the Company received any compensation from the Company for such period. The Company does not pay retirement benefits to its directors and officers.



                                      Total Pension or
                          Aggregate      Retirement      Compensation    Number of Portfolios
                         Compensation Benefits Accrued   from Company     for Which Director
                             From        As part of    and Fund Complex     Serves Within
Name of Person             Company    Company Expenses Paid to Directors     Fund Complex
--------------           ------------ ---------------- ----------------- --------------------
Herbert Barg#...........    $7,419           $0            $127,963               44
Dwight B. Crane**.......     7,119            0            $168,875               51
Burt N. Dorsett**.......     7,019            0            $ 66,050               28
R. Jay Gerken*..........         0            0            $      0              226
Elliot S. Jaffe**.......     6,750            0            $ 58,250               28
Stephen E. Kaufman**....     7,168            0            $119,350               62
Joseph J. McCann**......     7,019            0            $ 66,050               28
Cornelius C. Rose, Jr.**     7,019            0            $ 63,000               28

--------

*  Designates an "interested" Director.

** Designates member of Audit Committee.

#  Mr. Barg became a Director Emeritus on December 31, 2003.



   At the end of the year in which they attain age 80, directors are required to change to emeritus status. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years, during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to directors, together with reasonable out-of-pocket expenses for each meeting attended. Directors Emeritus may attend meetings but have no voting rights. During the Company's last fiscal year, aggregate compensation paid to Directors Emeritus was $4,564.



   No officer, director or employee of CGM or any of its affiliates receives any compensation from the Company for serving as an officer or director of the Company. The Company pays each director who is not an officer, director or employee of CGM or any of its affiliates a fee of $6,000 per annum plus $250 per in-person meeting and $100 per telephonic meeting. All directors are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings. During the calendar year ended December 31, 2003, such expenses totaled $7,616.



   As of February 13, 2004 to the knowledge of the funds, no single shareholder or group (as the term is used in Section 13(d) of the Securities Exchange Act of 1934) owned beneficially or of record more than 5% of the outstanding shares of a fund with the exception of the following:



Fund                    Class Shares Held Percent          Name                    Address
----                    ----- ----------- ------- ----------------------- -------------------------
Financial Services Fund   A   419,289.970  39.51% PFPC Brokerage Services 211 South Gulph Road
                                                  FBO Primerica Financial King of Prussia, PA 19406
                                                  Services*

Financial Services Fund   A    69,984.824  6.595% PFPC Brokerage Services 211 South Gulph Road
                                                  FBO Primerica Financial King of Prussia, PA 19406
                                                  Services*

Financial Services Fund   B   412,048.821  19.42% PFPC Brokerage Services 211 South Gulph Road
                                                  FBO Primerica Financial King of Prussia, PA 19406
                                                  Services*

Health Sciences Fund      A   496,426.255  27.27% PFPC Brokerage Services 211 South Gulph Road
                                                  FBO Primerica Financial King of Prussia, PA 19406
                                                  Services*

Fund                 Class  Shares Held  Percent             Name                       Address
----                 ----- ------------- ------- ----------------------------- -------------------------

Health Sciences Fund   A     199,756.427  10.97% Smith Barney Multi Choice     Two Tower Center
                                                 Trust, Smith Barney Corporate PO Box 1063
                                                 Trust Co.*                    East Brunswick, NJ 08816

Health Sciences Fund   B     501,682.998  17.18% PFPC Brokerage Services       211 South Gulph Road
                                                 FBO Primerica Financial       King of Prussia, PA 19406
                                                 Services*

Technology Fund        A   1,646,133.156  23.89% PFPC Brokerage Services       211 South Gulph Road
                                                 FBO Primerica Financial       King of Prussia, PA 19406
                                                 Services*

Technology Fund        A      441,964.64   6.41% PFPC Brokerage Services       211 South Gulph Road
                                                 FBO Primerica Financial       King of Prussia, PA 19406
                                                 Services*

Technology Fund        B   1,455,106.856  13.58% PFPC Brokerage Services       211 South Gulph Road
                                                 FBO Primerica Financial       King of Prussia, PA 19406
                                                 Services*

--------
* The Company believes that this entity is not the beneficial owner of shares held of record by them.

                   INVESTMENT MANAGEMENT AND OTHER SERVICES


Manager and Subadviser



   SBFM serves as investment manager to each fund pursuant to a written agreement with each fund (a "Management Agreement"). SBFM is an indirect wholly owned subsidiary of Citigroup Inc., which is located at One Citicorp Center, 153 East 53rd Street, New York, New York 10022. Each Management Agreement was approved by the Board of Directors, including a majority of the independent directors. SBFM (through its predecessor entities) has been in the investment counseling business since 1968 and renders investment advice to a wide variety of individual, institutional and investment company clients that had aggregate assets under management as of December 31, 2003 of approximately $115.4 billion.



   Prior to August 1, 2003 Citi Fund Management Inc. ("CFM") was each funds subadviser. As of that date each fund's Subadvisory Agreement was transferred and assigned to CAM Ltd. CAM Ltd. is an indirect wholly-owned subsidiary of Citigroup. CAM Ltd. is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940, as amended and is located at Citigroup Centre, Canada Square, Canary Wharf, London, England E14 SLB. CAM Ltd. was organized as a corporation in England and Wales. As of December 31, 2003, CAM Ltd. rendered investment advice to investment companies that had aggregate assets under management in excess of $27,790,375,176 billion.


   Each of the manager and the subadviser pay the salaries of all officers and employees who are employed by both it and the Company, and maintain office facilities for the Company. In addition to those services, the manager furnishes the Company with statistical and research data, clerical help and accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the Company, prepares reports to the fund's shareholders and prepares tax returns, reports to and filings with the SEC and state Blue Sky authorities. The manager and subadviser bear all expenses in connection with the performance of their services.

   The Company bears expenses incurred in its operations, including: taxes, interest, brokerage fees and commissions, if any; fees of directors who are not officers, directors, shareholders or employees of CGM or one of its affiliates, SEC fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent fees; certain insurance premiums; outside auditing and legal expenses; costs of maintaining corporate existence; costs of investor services (including allocated telephone and personnel expenses); costs of preparing and printing of prospectuses for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and shareholder meetings; and meetings of the officers or Board of Directors of the Company.



   Each of the Management Agreement and the Sub-Advisory Agreement has an initial term of two years and continues in effect, from year to year thereafter if such continuance is specifically approved at least annually by the fund's board of directors or by a majority of the outstanding voting securities of the fund, and in either event, by a majority of the independent directors with such independent directors casting votes in person at a meeting called for such purpose. In approving the continuation of each fund's Management Agreement and Sub-Advisory Agreement, the board, including the independent directors, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by the manager and subadviser or its affiliates in connection with providing services to each fund, compared the fees charged by the manager and subadviser to those paid by similar funds or clients for comparable services, and analyzed the expenses incurred by the manager and subadviser with respect to each fund. The Board also considered each fund's performance relative to a selected peer group and to other benchmarks, the expense ratio of each fund in comparison to other funds of comparable size, and other factors. Specifically, the Board noted information received at regular meetings throughout the year related to fund performance and manager and subadviser services, and benefits potentially accruing to the manager and subadviser and its affiliates from securities lending, administrative and brokerage relationships with affiliates of the manager and subadviser, as well as research services received by the manager and subadviser from brokers-dealers who execute transactions on behalf of each fund. After requesting and reviewing such information as they deemed necessary, the Board concluded that the continuation of the Management Agreement and Sub-Advisory Agreement was in the best interests of each fund and its shareholders. No single factor reviewed by the Board was identified by the Board as the principal factor in determining to renew the agreement with the manager or the subadviser. The independent directors were advised by separate independent legal counsel throughout the process. A fund or the manager may terminate a Management Agreement on sixty days' written notice without penalty. The Management Agreements will terminate automatically in the event of assignment (as defined in the 1940 Act). The Sub-Advisory Agreements have similar termination provisions.


   As compensation for investment management services, the respective fund pays the manager the annual investment management fee described below (based on a percentage of the fund's average daily net assets):

              Financial Services Fund:..................... 0.80%
              Health Sciences Fund:........................ 0.80%
              Technology Fund:............................. 0.95%




      For the fiscal year ended October 31, 2003, the funds paid the manager the following investment advisory fees:



                    Financial Services Fund....... $512,889
                    Health Sciences Fund..........  538,341
                    Technology Fund...............  761,017



      For the fiscal year ended October 31, 2003, the fund waived fees in the following amounts:



                     Technology Fund............... $81,915





      For the fiscal year ended October 31, 2002, the funds paid the manager the following investment advisory fees:



                    Financial Services Fund....... $638,340
                    Health Sciences Fund..........  587,968
                    Technology Fund...............  973,304

      For the period ended October 31, 2001, the funds paid the manager the following investment advisory fees:



                   Financial Services Fund....... $  676,992
                   Health Sciences Fund..........    616,546
                   Technology Fund...............  1,343,963





      For the fiscal year ended October 31, 2002, the manager waived fees in the following amounts:





                    Technology Fund............... $148,733





      The manager has voluntarily agreed to waive a portion of the fees otherwise payable to it by certain of the Company's funds so that Class A, Class B and Class L share's expenses do not exceed 1.50%, 2.25% and 2.25%, respectively, of such class's average daily net assets. The manager may change or eliminate this management fee waiver and/or voluntary expense limitation at any time.


      As compensation for investment sub-advisory services, the manager pays the sub-adviser the fee described below (based on a percentage of the fund's average daily net assets):

                      Financial Services Fund:...... 0.50%
                      Health Sciences Fund:......... 0.50%
                      Technology Fund:.............. 0.65%


      For the fiscal year ended October 31, 2003, the manager paid investment subadvisory fees to the subadviser as follows:



                        Financial Services Fund $320,556
                        Health Sciences Fund...  336,463
                        Technology Fund........  520,696



      For the fiscal year ended October 31, 2002, the manager paid investment subadvisory fees to the subadviser as follows:



             Financial Services Fund...................... $638,340
             Health Sciences Fund.........................  367,480
             Technology Fund..............................  665,945



      For the period ended October 31, 2001, the manager paid investment subadvisory fees to the subadviser as follows:



             Financial Services Fund...................... $401,874
             Health Sciences Fund.........................  369,794
             Technology Fund..............................  850,971





Custodian, Transfer Agent and Sub-Transfer Agents



   The trust has entered into a Custodian Agreement and a Fund Accounting Agreement with State Street Bank and Trust Company ("State Street"), pursuant to which custodial and fund accounting services, respectively, are provided for the fund. Among other things, State Street calculates the daily net asset value for the fund. Securities may be held for the fund by a bank approved by the fund's trustees. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.



   Citicorp Trust Bank, fsb (the "transfer agent"), located at 125 Broad Street, New York, New York 10004, serves as the fund's transfer and dividend-paying agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund distributes dividends and distributions payable by the fund and produces statements with respect to account activity for the fund and its shareholders. For these services, the transfer agent receives fees from the fund computed on the basis of the number of shareholder accounts that the transfer agent maintains for the fund during the month and is reimbursed for out-of-pocket expenses.

   PFPC Global Fund Services ("PFPC" or "sub-transfer agent"), located at Exchange Place, Boston, Massachusetts 02109, serves as a sub-transfer agent. Under the transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the trust, handles certain communications between shareholders and the trust and distributes dividends and distributions payable by the trust. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the trust during the month, and is reimbursed for out-of-pocket expenses.



   The trust has also engaged the services of Primerica Shareholder Services as a sub-transfer agent for PFS Accounts ("Primerica Shareholder Services" or "sub-transfer agent"). Primerica Shareholder Services is located at P.O. Box 9662, Providence, RI 02940-9662.


Transfer Agent and Sub-Transfer Agent


   Citicorp Trust Bank, fsb (the "transfer agent"), located at 125 Broad Street, New York, New York 10004, serves as each fund's transfer agent. Under the transfer agency agreement, the transfer agent maintains shareholder account records for the funds, handles certain communications between shareholders and the funds and distributes dividends and distributions payable by the funds. For these services, the transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the funds during the month and is reimbursed for out-of-pocket expenses.



   PFPC Inc. ("PFPC") located at P.O. Box 9699, Providence, Rhode Island 02940, serves as a sub-transfer agent of each fund. Under the sub-transfer agency agreement, PFPC maintains the shareholder account records for the funds, handles certain communications between shareholders and the funds and distributes dividends and distributions payable by the funds. For these services, PFPC receives a monthly fee from the transfer agent computed on the basis of the number of shareholder accounts it maintains for the funds during the month and is reimbursed for out-of-pocket expenses.


   Each fund has also engaged the services of Primerica Shareholder Services ("PSS") as a sub-transfer agent for PFS Accounts. PSS is located at P.O. Box 9662, Providence, RI 02940.

Auditors


   KPMG LLP, independent auditors, 757 Third Avenue, New York, New York 10017, have been selected to serve as auditors of the Company and to render opinions on each fund's financial statements for the fiscal year ending October 31, 2004.


Counsel


   Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019, serves as counsel to the Company and each fund. Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York, 10038 serves as counsel to the independent directors.


Distributors


   Effective June 5, 2000, the Company on behalf of each fund entered into an agreement with CGM located at 388 Greenwich Street, New York, New York 10013 and PFS Distributors, Inc. ("PFS"), located at P.O. Box 9662, Providence, RI 02940 to distribute each fund's shares on a best efforts basis pursuant to distribution agreements.



   When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and CGM may benefit from the temporary use of the funds. The Board of Directors has been advised of the benefits to CGM resulting from these settlement procedures and will take such benefits into consideration when reviewing the Management Agreement for continuance.

   For the fiscal year ended October 31, 2003, CGM and/or PFS Distributors incurred distribution expenses for advertising, printing and mailing prospectuses, support services and overhead expenses, to Smith Barney Financial Consultants or PFSI Registered Representatives and for accruals for interest on the excess of CGM and/or PFS expenses incurred in the distribution of the funds' shares over the sum of the distribution fees and deferred sales charge received by CGM and/or PFS as expressed in the following table:




                               Financial            Marketing &
                               Consultant   Branch  Advertising Printing  Total
Fund Name                     Compensation Expenses  Expenses   Expenses Expenses
---------                     ------------ -------- ----------- -------- --------
Financial Services Fund A       $ 21,311   $ 32,124   $    --    $   --  $ 53,435
                        B        174,908     87,947    11,384     4,302   278,540
                        L         98,742     61,523     1,736       443   162,445
                                --------   --------   -------    ------  --------
                        Total    294,961    181,593    13,120     4,746   494,420
                                ========   ========   =======    ======  ========
Health Science Fund.... A         18,469     39,616        --        --    58,085
                        B        168,088     95,527    12,127     3,052   278,794
                        L         51,110     62,455     3,619       898   118,082
                                --------   --------   -------    ------  --------
                                 237,667    197,598    15,746     3,950   454,961
                                ========   ========   =======    ======  ========
Technology Fund........ A         28,604     42,779        --        --    71,383
                        B        218,146    113,994    16,765     3,291   352,196
                        L        123,294     87,551     8,424     1,437   220,706
                                --------   --------   -------    ------  --------
                                 370,044    244,324    25,189     4,729   644,285
                                ========   ========   =======    ======  ========


Initial Sales Charges

   The aggregate dollar amount of initial sales charges on Class A and Class L shares received by CGM were as follows:

      Class A Shares


      For the fiscal year ended October 31, 2003:



                        Financial Services Fund $ 58,000
                        Health Sciences Fund...   81,000
                        Technology Fund........  104,000



      For the fiscal year ended October 31, 2002:



                        Financial Services Fund $137,000
                        Health Sciences Fund...  177,000
                        Technology Fund........  150,000



      For the period ended October 31, 2001:



                        Financial Services Fund $141,000
                        Health Sciences Fund...   88,000
                        Technology Fund........  346,000


      Class B Shares


      For the fiscal year ended October 31, 2003:



                        Financial Services Fund $      0
                        Health Sciences Fund...        0
                        Technology Fund........        0



      For the fiscal year ended October 31, 2002:



                        Financial Services Fund $      0
                        Health Sciences Fund...        0
                        Technology Fund........        0



      For the period ended October 31, 2001:



                        Financial Services Fund $121,000
                        Health Sciences Fund...        0
                        Technology Fund........   43,000

      Class L Shares


      For the fiscal year ended October 31, 2003:



                        Financial Services Fund $  2,000
                        Health Sciences Fund...    9,000
                        Technology Fund........   24,000



      For the fiscal year ended October 31, 2002:



                        Financial Services Fund $20,000
                        Health Sciences Fund...  20,000
                        Technology Fund........  49,000



      For the period ended October 31, 2001:



                        Financial Services Fund $ 64,000
                        Health Sciences Fund...   46,000
                        Technology Fund........  185,000


   Deferred Sales Charge (paid to CGM)

      Class A Shares


      For the fiscal year ended October 31, 2003:



                         Financial Services Fund $    0
                         Health Sciences Fund...      0
                         Technology Fund........      0



      For the fiscal year ended October 31, 2002:



                         Financial Services Fund $    0
                         Health Sciences Fund...      0
                         Technology Fund........      0



      For the period ended October 31, 2001:



                        Financial Services Fund $     0
                        Health Sciences Fund...       0
                        Technology Fund........  11,000


      Class B Shares


      For the fiscal year ended October 31, 2003:



                        Financial Services Fund $94,000
                        Health Sciences Fund...  86,000
                        Technology Fund........  79,000



      For the fiscal year ended October 31, 2002:



                        Financial Services Fund $141,000
                        Health Sciences Fund...  140,000
                        Technology Fund........  165,000



      For the period ended October 31, 2001:



                        Financial Services Fund $127,000
                        Health Sciences Fund...        0
                        Technology Fund........  180,000

      Class L Shares


      For the fiscal year ended October 31, 2003:



                         Financial Services Fund $    0
                         Health Sciences Fund...      0
                         Technology Fund........  1,000



      For the fiscal year ended October 31, 2002:



                        Financial Services Fund $ 4,000
                        Health Sciences Fund...   2,000
                        Technology Fund........  10,000



      For the period ended October 31, 2001:



                        Financial Services Fund $18,000
                        Health Sciences Fund...  14,000
                        Technology Fund........  43,000


Distribution Arrangements


   To compensate CGM for the services it provides and for the expense it bears under the Distribution Agreement, each fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, a fund pays CGM a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the fund's average daily net assets attributable to the Class A, Class B and Class L shares. In addition, the fund pays CGM a distribution fee with respect to the Class B and Class L shares primarily intended to compensate CGM for its initial expense of paying Service Agents a commission upon sales of those shares. The Class B and Class L distribution fee is calculated at the annual rate of 0.75% of the value of the fund's average daily net assets attributable to the shares of the respective Class.



   Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the board of directors, including a majority of the independent directors who have no direct or indirect financial interest in the operation of the Plan or in the Distribution Agreement. The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the Directors including all of the independent directors in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the independent directors or, with respect to the fund, by vote of a majority of the outstanding voting securities of the fund (as defined in the 1940 Act). Pursuant to the Plan, CGM will provide the board of directors with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.


   The only classes of shares being offered for sale through PFS are Class A shares and Class B shares. Pursuant to the Plan (described above), PFS is paid an annual service fee with respect to Class A and Class B shares of the fund sold through PFS at the annual rate of 0.25% of the average daily net assets of the respective class. PFS is also paid an annual distribution fee with respect to Class B shares at the annual rate of 0.75% of the average daily net assets attributable to that Class. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee. The fees are paid to PFS, which in turn, pays PFSI to pay its PFSI Registered Representatives for servicing shareholder accounts and, in the case of Class B shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of PFSI Registered Representatives and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of PFSI associated with the sale of fund shares, including lease, utility, communications and sales promotion expenses.

   The payments to PFSI Registered Representatives for selling shares of a class include a commission or fee paid by the investor or PFS at the time of sale and, with respect to Class A and Class B shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that class. PFSI Registered Representatives may receive different levels of compensation for selling different classes of shares. PFSI may be deemed to be an underwriter for purposes of the Securities Act of 1933. From time to time, PFS or its affiliates may also pay for certain non-cash sales incentives provided to PFSI Registered Representatives. Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above, PFS may from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to PFSI Registered Representatives who sell shares of the fund.

Service Fees and Distribution Fees

      Class A Shares


      For the fiscal year ended October 31, 2003:



                        Financial Services Fund $37,438
                        Health Sciences Fund...  46,322
                        Technology Fund........  53,423



      For the fiscal year ended October 31, 2002:



                        Financial Services Fund $43,109
                        Health Sciences Fund...  46,444
                        Technology Fund........  61,965



      For the period ended October 31, 2001:



                        Financial Services Fund $41,421
                        Health Sciences Fund...  45,277
                        Technology Fund........  88,067


      Class B Shares


      For the fiscal year ended October 31, 2003:



                        Financial Services Fund $292,277
                        Health Sciences Fund...  290,812
                        Technology Fund........  343,643



      For the fiscal year ended October 31, 2002:



                        Financial Services Fund $349,640
                        Health Sciences Fund...  318,546
                        Technology Fund........  425,986



      For the period ended October 31, 2001:



                        Financial Services Fund $347,320
                        Health Sciences Fund...  318,443
                        Technology Fund........  556,338


      Class L Shares


      For the fiscal year ended October 31, 2003:



                        Financial Services Fund $199,081
                        Health Sciences Fund...  196,826
                        Technology Fund........  243,736

      For the fiscal year ended October 31, 2002:



                        Financial Services Fund $276,571
                        Health Sciences Fund...  230,637
                        Technology Fund........  350,685



      For the period ended October 31, 2001:



                        Financial Services Fund $333,237
                        Health Sciences Fund...  271,132
                        Technology Fund........  506,091


Code of Ethics

   Pursuant to Rule 17j-1 of the 1940 Act, the funds, the manager, the subadviser and principal underwriter have adopted a code of ethics that permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the code and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility. A copy of the Company's Code of Ethics is on file with the SEC.


Proxy Voting Policies



   Although individual Board members may not agree with particular policies or votes by the fund's manager, the Board has approved delegating proxy voting discretion to the subadviser believing that the subadviser should be responsible for voting because it is a matter relating to the investment decision making process.



   Attached as Appendix A is the summary of the guidelines and procedures that the funds use to determine how to vote proxies relating to portfolio securities, including the procedures that the funds use when a vote presents a conflict between the interests of fund shareholders, on the one hand, and those of the subadviser or any affiliated person of the fund or the subadviser, on the other. This summary of the guidelines gives a general indication as to how the subadviser will vote proxies relating to portfolio securities on each issue listed. However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the guidelines presented. Notwithstanding the foregoing, the subadviser always endeavors to vote proxies relating to portfolio securities in accordance with each fund's investment objectives.


                            PORTFOLIO TRANSACTIONS


   Decisions to buy and sell securities for a fund are made by the subadviser, subject to the overall supervision and review of the Company's Board of Directors. Portfolio securities transactions for a fund are effected by or under the supervision of the manager.


   The subadviser arranges for the purchase and sale of each fund's securities and selects brokers and dealers (including CGM), which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. The subadviser may select brokers and dealers that provide it with research services and may cause the fund to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the subadviser or its affiliates to supplement its own research and analysis.



   Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price of those securities includes an undisclosed commission or mark-up. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.


   In executing portfolio transactions and selecting brokers or dealers, it is the fund's policy to seek the best overall terms available. The subadviser, in seeking the most favorable price and execution, considers all factors it deems relevant, including, for example, the price, the size of the transaction, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. The subadviser receives research, statistical and quotation services from several broker-dealers with which it places the fund's portfolio transactions. It is possible that certain of the services received primarily will benefit one or more other accounts for which the subadviser exercises investment discretion. Conversely, the fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. The subadviser's fee under the Management Agreement is not reduced by reason of its receiving such brokerage and research services. The Company's Board of Directors, in its discretion, may authorize the manager to cause the fund to pay a broker that provides brokerage and research services to the manager a commission in excess of that which another qualified broker would have charged for effecting the same transaction. CGM will not participate in commissions from brokerage given by the fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom.



   In accordance with Section 17(e) of the 1940 Act and Rule 17e-1 thereunder, the Company's board of directors has determined that any portfolio transaction for the fund may be executed through CGM or an affiliate of CGM if, in the manager's judgment, the use of CGM or an affiliate is likely to result in price and execution at least as favorable as those of other qualified brokers and if, in the transaction, CGM or the affiliate charges the fund a commission rate consistent with those charged by CGM or an affiliate to comparable unaffiliated customers in similar transactions. In addition, under SEC rules, CGM may directly execute such transactions for the fund on the floor of any national securities exchange, provided: (a) the Board of Directors has expressly authorized CGM to effect such transactions; and (b) CGM annually advises the fund of the aggregate compensation it earned on such transactions.


   Even though investment decisions for a fund are made independently from those of the other accounts managed by the subadviser, investments of the kind made by the fund also may be made by those other accounts. When the fund and one or more accounts managed by the subadviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the subadviser to be equitable. In some cases, this procedure may adversely affect the price paid or received by a fund or the size of the position obtained for or disposed of by a fund.

   The Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which a Citigroup affiliate participates. These procedures prohibit the fund from directly or indirectly benefiting a Citigroup affiliate in connection with such underwritings. In addition, for underwritings where a Citigroup affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwritings.

For the fiscal year ended October 31, 2003:



                                                                                   % of Total Dollar
                                                                                       Amount of
                                                                     % of Total      Transactions
                                                                     Brokerage         Involving
                                                 Commissions paid Commissions paid Commissions Paid
                                 Total Brokerage    to CGM and       to CGM and       to CGM and
Portfolio                          Commissions      Affiliates       Affiliates       Affiliates
---------                        --------------- ---------------- ---------------- -----------------
Financial Services Fund.........    $ 49,082         $     0              0%               0%
Health Sciences Fund............     122,681         $     0              %                0%
Technology Fund.................     251,600         $ 8,595              3%               2%

For the period ended October 31, 2002:
Financial Services Fund.........    $ 49,536         $     0              0%               0%
Health Sciences Fund............      49,076         $13,499             28%              28%
Technology Fund.................     351,811         $     0              0%               0%


                              PORTFOLIO TURNOVER

   Each fund's portfolio turnover rate (the lesser of purchases or sales of portfolio securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of portfolio securities) is generally not expected to exceed 100%. The rate of turnover will not be a limiting factor, however, when a fund deems it desirable to sell or purchase securities. The subadviser may cause the fund to sell or purchase securities to ensure compliance with the fund's investment policies.


   For the fiscal year ended October 31, 2003, the portfolio turnover rates were as follows:



                       Financial Services Fund....... 22%
                       Health Sciences Fund.......... 68%
                       Technology Fund............... 54%



   For the fiscal year ended October 31, 2002, the portfolio turnover rates were as follows:



                       Financial Services Fund....... 20%
                       Health Sciences Fund.......... 26%
                       Technology Fund............... 76%


                              PURCHASE OF SHARES


   General. Each fund offers four Classes of shares: Classes A, B, L, and Y. Class A shares are sold to investors with an initial sales charge. Class B shares and Class L shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. Class L shares are also subject to a deferred sales charge payable upon certain redemptions. Class Y shares are sold without an initial sales charge or a deferred sales charge and are available only to investors investing a minimum of $15,000,000. See the prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.


   Investors in Class A, Class B, and Class L shares may open an account by making an initial investment in the fund of at least $1,000 for each account, or $250 for an Individual Retirement Account ("IRA") or a Self-Employed Retirement Plan. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under
Section 403(b)(7) or Section 401(a) of the Code, the minimum initial and subsequent investment requirement for Class A, Class B, and Class L shares and the subsequent investment requirement for all Classes in the fund is $25. For shareholders purchasing shares of the Fund through the Systematic Investment

Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B, and Class L shares and the subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B, and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements in Class A shares for employees of Citigroup and its subsidiaries, including CGM, unit holders who invest distributions from a Unit Investment Trust ("UIT") sponsored by CGM, directors or trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The funds reserve the right to waive or change minimums, to decline any order to purchase their shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the applicable sub-transfer agent. Share certificates are issued only upon a shareholder's written request to the applicable sub-transfer agent.

   Smith Barney Accounts. Purchases of shares of each fund must be made through a brokerage account maintained with a Service Agent. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from a fund through the transfer agent. When purchasing shares of a fund, investors must specify whether the purchase is for Class A, Class B, Class L, or Class Y shares. CGM and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at PFPC are not subject to a maintenance fee.

   PFSI Accounts. Each fund offers two Classes of shares to investors purchasing through PFSI: Class A shares and Class B shares. Initial purchases of shares of each fund must be made through a PFSI Registered Representative by completing the appropriate application found in the Prospectus. The completed application should be forwarded to PSS, P.O. Box 9662, Providence, RI 02940. Checks drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check. Subsequent investments may be sent directly to PSS. In processing applications and investments, PSS acts as agent for the investor and for PFS Investments Inc. and also as agent for the Distributor, in accordance with the terms of the Prospectus. If the transfer agent ceases to act as such, a successor company named by the fund will act in the same capacity so long as the account remains open.


   Shares purchased will be held in the shareholder's account by PSS. Share certificates are issued only upon a shareholder's written request to PSS. A shareholder who has insufficient funds to complete any purchase will be charged a fee of $30 per returned purchase by PSS.


   Investors in Class A and Class B shares may open an account by making an initial investment of at least $1,000 for each account in each Class (except for Systematic Investment Plan accounts) or $250 for an IRA or a Self-Employed Retirement Plan in a fund. Subsequent investments of at least $50 may be made for each Class. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A and Class B shares and the subsequent investment requirement for each Class in the fund is $25. There are no minimum investment requirements in Class A shares for employees of Citigroup and its subsidiaries, including CGM, directors or trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Purchase orders received by the transfer agent or PSS prior to the close of regular trading on the New York Stock Exchange ("NYSE"), on any day a fund calculates its net asset value, are priced according to the net asset value determined on that day.

   Upon completion of certain automated systems, initial purchases of fund shares may be made by wire. The minimum investment that can be made by wire is $10,000. Before sending the wire, the PFSI Registered Representative must contact PSS at (800) 665-8677 to obtain proper wire instructions. Once an account is open, a shareholder may make additional investments by wire. The shareholder should contact PSS at (800) 544-5445 to obtain proper wire instructions.

   Upon completion of certain automated systems, shareholders who establish telephone transaction authority on their account and supply bank account information will be able to make additions to their accounts at any time. Shareholders should contact PSS at (800) 544-5445 between 8:00 a.m. and 8:00 p.m. eastern time any day that the NYSE is open. If a shareholder does not wish to allow telephone subsequent investments by any person in his account, he should decline the telephone transaction option on the account application. The minimum telephone subsequent investment is $250 up to a maximum of $10,000. By requesting a subsequent purchase by telephone, you authorize PSS to transfer funds from the bank account provided for the amount of the purchase. A shareholder that has insufficient funds to complete the transfer will be charged a fee of up to $30 by PSS. A shareholder who places a stop payment on a transfer or the transfer is returned because the account has been closed, will also be charged a fee of up to $30 by PSS. Subsequent investments by telephone may not be available if the shareholder cannot reach PSS whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use a fund's regular subsequent investment procedure described above.

   PFS may pay its Registered Representatives an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than PFS Investments. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

   In addition, Class A shares of a fund may be purchased at net asset value by the PFS Primerica Corporation Savings and Retirement Plan (the "Primerica Plan") for its participants, subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). Class A shares so purchased are purchased for investment purposes and may not be resold except by redemption or repurchase by or on behalf of the Primerica Plan. Class A shares are also offered at net asset value to accounts opened for shareholders by PFS Investments Registered Representatives where the amounts invested represent the redemption proceeds from investment companies distributed by an entity other than PFS, if such redemption has occurred no more than 60 days prior to the purchase of shares of a fund, and the shareholder paid an initial sales charge and was not subject to a deferred sales charge on the redeemed account. Class A shares are offered at net asset value to such persons because of anticipated economies in sales efforts and sales related expenses. A fund may terminate, or amend the terms of, offering shares of the fund at net asset value to such persons at any time. PFS may pay PFSI Registered Representatives through whom purchases are made at net asset value an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than PFS. Contact PSS at (800) 544-5445 for further information and appropriate forms.

   An Account Transcript is available at a shareholder's request, which identifies every financial transaction in an account since it opened. To defray administrative expenses involved with providing multiple years worth of information, there is a $15 charge for each Account Transcript requested. Additional copies of tax forms are available at the shareholder's request. A $10 fee for each tax form will be assessed. Additional information regarding PSS may be obtained by contacting the Client Services Department at (800) 544-5445.

Additional General Information


   Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, shareholders can invest at least $25 on a monthly basis or at least $50 on a quarterly basis (not available to PFS Investments accounts) to charge the regular bank account or other financial institution indicated by the shareholder, to provide systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by CGM or PFSI. The Systematic Investment Plan also authorizes CGM to apply cash held in the shareholder's CGM brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Service Agent.

Sales Charge Alternatives

   The following Classes of shares are available for purchase. See the Prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

   Class A Shares. Class A shares of each fund are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:


                                      Sales Charge     Dealers'
                                    ----------------  Reallowance
                                      % of     % of     as % of
                                    Offering  Amount   Offering
               Amount of Investment  Price   Invested    Price
               -------------------- -------- -------- -----------
                Less than $25,000..   5.00%    5.26%     4.50%
                $25,000-$49,999....   4.25     4.44      3.83
                $50,000-$99,999....   3.75     3.90      3.38
                $100,000-$249,999..   3.25     3.36      2.93
                $250,000-$499,999..   2.75     2.83      2.48
                $500,000-$999,000..   2.00     2.04      1.80
                $1,000,000 or more.      0        0   Up to 1.00*

--------
*  A distributor pays up to 1.00% to a Service Agent.


   Purchases of Class A shares of $1,000,000 or more will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is payable to SSB, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $1,000,000 or more. The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class B and Class L shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of Deferred Sales Charge."


   Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the fund as defined in the 1933 Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of a fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

   Class B Shares. Class B shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below.


   Class L Shares. Class L shares are sold without an initial sales charge and are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below.


   Class Y Shares. Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000 (except there is no minimum purchase amount for purchases by Smith Barney Allocation Series Inc.; qualified and non-qualified retirement plans with $75,000,000 in plan assets for which CitiStreet LLC acts as the plan's recordkeeper; or 401(k) plans of Citigroup and its affiliates).

Sales Charge Waivers and Reductions

   Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney Mutual Funds (including retired

Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the NASD, provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with CGM), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another Smith Barney Mutual Fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from a UIT sponsored by CGM; (i) purchases by investors participating in a CGM fee-based arrangement;
(j) purchases of Class A shares by Section 403(b) or Section 401(a) or (k) accounts associated with Citistreet Retirement Programs; (k) separate accounts used to fund certain Section 403(b) or 401(a) or (k) accounts; (l) Intergraph Corporate Stock Bonus Plan Participants reinvesting distribution proceeds from the sale of the Smith Barney Appreciation Fund; and (m) purchases by executive deferred compensation plans participating in the CGM ExecChoice Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.



   Right of Accumulation. Class A shares of the fund may be purchased by any "person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of other Smith Barney Mutual Funds that are offered with a sales charge then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.



   Letter of Intent--Class A Shares. A Letter of Intent for an amount of $25,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes (i) all Class A shares of the fund and other Smith Barney Mutual Funds offered with a sales charge acquired during the term of the Letter plus
(ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the option of the investor, up to 90 days before such date. Please contact your Service Agent or the applicable sub-transfer agent to obtain a Letter of Intent application.



   Letter of Intent--Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares (except purchases of Class Y shares by Smith Barney Allocation Series Inc., for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of at least $15,000,000 of Class Y shares of the fund within 13 months from the date of the Letter. If a total investment of

$15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund's Class A shares, which may include a deferred sales charge of 1.00%. Please contact your Service Agent or the sub-transfer agent for further information.


Deferred Sales Charge Provisions

   "Deferred sales charge shares" are: (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

   Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred sales charge shares that are redeemed will not be subject to a deferred sales charge to the extent that the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or
(d) with respect to Class L shares and Class A shares that are deferred sales charge shares, shares redeemed more than 12 months after their purchase.


   Class L shares and Class A shares that are deferred sales charge shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase. In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding CGM statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders.


           Year Since Purchase Payment Was Made Deferred Sales Charge
           ------------------------------------ ---------------------
           First...............................         5.00%
           Second..............................         4.00
           Third...............................         3.00
           Fourth..............................         2.00
           Fifth...............................         1.00
           Sixth and thereafter................         0.00

   Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.


   In determining the applicability of any deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that deferred sales charge shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to CGM. To provide an example, assume an investor purchased 100 Class B shares of a fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

   The deferred sales charge will be waived on: (a) exchanges (see "Exchange Privilege"); (b) redemptions of shares within 12 months following the death or disability of the shareholder; (c) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (d) involuntary redemptions; and (e) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

   Deferred sales charge waivers will be granted subject to confirmation (by CGM in the case of shareholders who are also CGM clients or by a sub-transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Smith Barney Funds Retirement Program


   Each fund offers Class A at net asset value, and Class L shares, to participating plans for which Paychex, Inc. acts as the plan's recordkeeper. Participating plans can meet minimum investment and exchange amounts, if any, by combining the plan's investments in any of the Smith Barney Mutual Funds.


   There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must be of the same class.

   The class of shares you may purchase depends on the amount of your initial investment:

   Class A Shares. Class A shares may be purchased by plans investing at least $3 million.

   Class L Shares. Class L shares may be purchased by plans investing less than $3 million. Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances:

   If, at the end of the fifth year after the date the participating plan enrolled in the Smith Barney Funds Retirement Program, a participating plan's total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $3,000,000, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund. Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan's holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

   Any participating plan that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the same fund regardless of asset size, at the end of the eighth year after the date the participating plan enrolled in the Smith Barney Funds Retirement

Program. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class L shares, but instead may acquire Class A shares of the same fund. Any Class L shares not converted will continue to be subject to the distribution fee.

   For further information regarding this Program, contact your Service Agent or the Transfer Agent. Participating plans that enrolled in the Smith Barney Funds Retirement Program prior to June 2, 2003 should contact the Transfer Agent for information regarding the Class B or Class L exchange privileges applicable to their plan.

Determination of Public Offering Price


   Each fund offers its shares to current shareholders of the fund on a continuous basis. The public offering price for a Class A, Class B, Class L and Class Y share of a fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for Class A share purchases, including applicable rights of accumulation, equaling or exceeding $1,000,000 is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A deferred sales charge is imposed on certain redemptions of Class B shares, and on Class L shares and Class A shares (purchased in amounts exceeding $500,000) redeemed within one year of purchase.


                             REDEMPTION OF SHARES

   The right of redemption of shares of each fund may be suspended or the date of payment postponed (a) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund's investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the fund's shareholders.


   If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the applicable sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. A sub-transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until a sub-transfer agent receives all required documents in proper form.


   If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the transfer agent receives further instructions from CGM, or if the shareholder's account is not with CGM, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a CGM brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and CGM will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days.

Distributions in Kind

   If the board of directors of a fund determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

CGM Accounts.

   Shares held by CGM as custodian must be redeemed by submitting a written request to a Financial Consultant. Shares other than those held by CGM as custodian may be redeemed through an investor's Service Agent or by submitting a written request for redemption to:

      Smith Barney Sector Series Inc.
      (Name of Fund)
      Class A, B, L, or Y (please specify)

      c/o PFPC Inc.

      P.O. Box 9699
      Providence, RI 02940-9699

   A written redemption request must (a) state the name of the fund, the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to PFPC together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $50,000 must be guaranteed by an eligible guarantor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $50,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the Transfer Agent receives all required documents in proper form.


   The funds do not issue share certificates unless a written request signed by all registered owners is made to PFPC Inc. If you hold share certificates, it will take longer to exchange or redeem shares.


   Telephone Redemption and Exchange Program. Shareholders who do not have a brokerage account may be eligible to redeem and exchange shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact the transfer agent at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee, that will be provided by the transfer agent upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the fund.)

   Redemptions. Redemption requests of up to $50,000 of any Class or Classes of shares of the fund may be made by eligible shareholders by calling the transfer agent at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (Eastern time) on any day the NYSE is open. Redemptions of shares
(i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

   A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. Each fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

   Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of a fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time) on any day on which the NYSE is open.

   Additional Information regarding Telephone Redemption and Exchange
Program. Neither the funds nor any of their agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. Each fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The funds reserve the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

PFSI Accounts.

   Shareholders may redeem for cash some or all of their shares of a fund at any time by sending a written request in proper form directly to PSS, at P.O. Box 9662, Providence, RI 02940. If you should have any questions concerning how to redeem your account after reviewing the information below, please contact PSS at (800) 544-5445, Spanish-speaking representatives (800) 544-7278 or TDD Line for the Hearing Impaired (800) 824-1721.

   The request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption exceed $50,000, or if the proceeds are not paid to the record owner(s) at the record address, if the shareholder(s) has had an address change within 45 days or less of the shareholder's redemption request, or if the shareholder(s) is a corporation, sole proprietor, partnership, trust or fiduciary, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank.

   Generally, a properly completed Redemption Form with any required signature guarantee is all that is required for redemption. In some cases, however, other documents may be necessary. For example, in the case of shareholders holding certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by PSS in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator. Additionally, if a shareholder requests redemption from a Retirement Plan account (IRA or SEP), such request must state whether or not federal income tax is to be withheld from the proceeds of the redemption check. Redemption from a 403(b)(7) account requires completion of a special form. Please call PSS at (800) 544-5445 between 8:00 a.m. and 8:00 p.m. Eastern time to obtain the proper forms.


   A shareholder may utilize PSS Telephone Redemption service to redeem his or her account as long as he or she has authorized the telephone redemption option. If a shareholder does not wish to allow telephone redemptions by any person in his account, he or she should decline the telephone transaction option on the account application. The telephone redemption option can be used only if: (a) the redemption proceeds are to be mailed to the address of record and there has been no change of address of record within the preceding 45 days; (b) the shares to be redeemed are not in certificate form; (c); the person requesting the redemption can provide proper identification information; and (d) the proceeds of the redemption do not exceed $50,000. 403(b)(7) accounts and accounts not registered in the name of individual(s) are not eligible for the telephone redemption option. Telephone redemption requests can be made by contacting PSS at (800) 544-5445 between 9:00 a.m. and 6:00 p.m. Eastern time any day that the NYSE is open. Telephone redemption may not be available if the shareholder cannot reach PSS whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the fund's regular redemption procedure described above.


   A shareholder may utilize PSS FAX to redeem the shareholder's account as long as a signature guarantee or other documentary evidence is not required. Redemption requests should be properly signed by all owners of the account and faxed to PSS at (800) 554-2374. Facsimile redemptions may not be available if the shareholder cannot reach PSS by FAX, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the fund's regular redemption procedure described above. Facsimile redemptions received by PSS prior to 4:00 p.m. Eastern time on a regular business day will be processed at the net asset value per share determined that day.

   Redemption proceeds can be sent by check to the address of record, by wire transfer to a bank account designated on the application or to a bank account designated on the application via the Automated Clearinghouse (ACH). A shareholder will be charged a $25 service fee for wire transfers and a nominal service fee for transfers made directly to the shareholder's bank by the ACH. PSS will process and mail a shareholder's redemption check usually within two to three business days after receiving the redemption request in good order. The shareholder may request the proceeds to be mailed by two-day air express for an $8 fee that will be deducted from the shareholder's account or by one-day air express for a $15 fee that will be deducted from the shareholder's account.

Automatic Cash Withdrawal Plan


   An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares with a value of at least $10,000 ($5,000 for retirement plan accounts) and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment. Any applicable deferred sales charge will be waived on amounts withdrawn by shareholders that do not exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable deferred sales charge will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares that are subject to a deferred sales charge). To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments will reduce the shareholder's investment and ultimately may exhaust it. Withdrawal payments should not be considered as income from investment in the fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.


   Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with the applicable sub-transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of a fund. A shareholder who purchases shares directly through a sub-transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the applicable sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Service Agent.

                              VALUATION OF SHARES

   The net asset value per share of each fund's Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the fund in valuing its assets.


   Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Portfolio securities listed on the Nasdaq National Market System for which market quotations are available are valued at the official closing price, or of there is no official closing price on that day, at the last sale price. Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the Company's Board of Directors.



   Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Company's Board of Directors. Amortized cost involves valuing an instrument at its original cost to the fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the fund will be valued at fair value as determined in good faith by the Company's Board of Directors.



   Trading in securities in certain foreign countries is completed at various times prior to the close of business on each business day in New York (i.e., a day on which the NYSE is open for trading). In addition, securities trading in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days, which are not business days in New York, and days on which the fund's net asset value is not calculated. As a result, calculation of the fund's net asset value may not take place contemporaneously with the determination of the prices of certain foreign portfolio securities used in such calculation. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the prevailing rate as quoted by a Pricing Service as of 12:00 noon (Eastern time). If such quotations are not available, the rate of exchange will be determined in good faith pursuant to consistently applied procedures established by the trustees.


                              EXCHANGE PRIVILEGE

   Except as noted below and in the Prospectus, shareholders of any of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same class of other Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

      A. Class A and Class Y shares of the fund may be exchanged without a sales charge for the respective shares of any of the Smith Barney Mutual Funds.

      B. Class B shares of any fund may be exchanged without a sales charge. Class B shares of the fund exchanged for Class B shares of another Smith Barney Mutual Fund will be subject to the higher applicable deferred sales charge of the two funds and, for purposes of calculating deferred sales charge rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.


      C. Class L shares of any fund may be exchanged. For purposes of deferred sales charge applicability, Class L shares of the fund exchanged for Class L shares of another Smith Barney Mutual Fund will be deemed to have been owned since the date the shares being exchanged were deemed to be purchased.

   The exchange privilege enables shareholders to acquire shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Smith Barney Financial Consultant.

   Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. CGM reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

   Additional Information Regarding the Exchange Privilege. None of the funds is designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent exchanges by investors can be disruptive to efficient portfolio management and, consequently, can be detrimental to a fund and its shareholders. Accordingly, if a fund's management in its sole discretion determines that an investor is engaged in excessive trading, the fund, with or without prior notice, may temporarily or permanently terminate the availability to that investor of fund exchanges, or reject in whole or part any purchase or exchange request with respect to such investor's account. Such investors also may be barred from purchases and exchanges involving other funds in the Smith Barney Mutual Fund family. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. A fund may notify an investor of rejection of a purchase or exchange order after the day the order is placed. If an exchange request is rejected, the fund will take no other action with respect to the shares until it receives further instructions from the investor. The funds policy on excessive trading applies to investors who invest in a fund directly or through Service Agents, but does not apply to any systematic investment plans described in the prospectus.

   During times of drastic economic or market conditions, a fund may suspend the Exchange Privilege temporarily without notice and treat exchange requests based on their separate components--redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at a fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased formally accepts the order, which may result in the purchase being delayed.

                            PERFORMANCE INFORMATION

   From time to time, the Company may advertise a fund's total return and average annual total return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class L and Class Y shares of the fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in the prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Company may also include comparative performance information in advertising or marketing the fund's shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

   From time to time, the Company may quote a fund's yield or total return in advertisements or in reports and other communications to shareholders. The Company may include comparative performance information in advertising or marketing a fund's shares. Such performance information may be included in the following industry and financial publications--Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investor's Business Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of a fund describes the expenses or performance of any Class it will also disclose such information for the other Classes.

Average Annual Total Return

   "Average annual total return" figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                                P(1 + T)n = ERV

                            Where:   P =   a hypothetical initial payment of $1,000.
                                     T =   average annual total return.
                                     n =   number of years.
                                   ERV =   Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5- or 10- year period at the end of a 1-, 5- or
                                           10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

   The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A fund's net investment income changes in response to fluctuations in interest rates and the expenses of a fund.

Financial Services Fund


                                Average Annual Total Return as of 10/31/03
                                -----------------------------------------
                                                                Since
                Class of Shares 1-Year    5-Year    10-Year   Inception#
                --------------- ------    ------    -------   ----------
                 Class A/(1)/.. 15.23%     N/A        N/A        8.97%
                 Class B/(2)/.. 15.39%     N/A        N/A        9.24%
                 Class L/(3)/.. 19.48%     N/A        N/A        9.69%
                 Class Y/(4)/..   N/A      N/A        N/A         N/A

--------
(1) The average annual total return figure assumes that the maximum 5.00% sales charge has been deducted from the investment at the time of purchase.
(2) The average annual total return figure assumes that the maximum applicable deferred sales charge has been deducted from the investment at the time of redemption.

(3) The average annual total return figure assumes that the maximum applicable initial and deferred sales charges have been deducted from the investment at the time of redemption. Effective February 2, 2004, the initial sales charge in Class L shares has been waived.

(4) Class Y shares do not incur sales charges nor deferred sales charges. There is no performance information for Class Y shares because none were outstanding at the end of the fiscal year.
 # Commencement of operations was February 28, 2000.

Health Sciences Fund


                                Average Annual Total Return as of 10/31/03
                                ----------------------------------------
                                                                Since
                Class of Shares 1-Year    5-Year    10-Year   Inception#
                --------------- ------    ------    -------   ----------
                 Class A/(1)/..  3.38%     N/A        N/A       (2.00)%
                 Class B/(2)/..  2.99%     N/A        N/A       (1.90)%
                 Class L/(3)/..  6.99%     N/A        N/A       (1.38)%
                 Class Y/(4)/..   N/A      N/A        N/A         N/A

--------
(1) The average annual total return figure assumes that the maximum 5.00% sales charge has been deducted from the investment at the time of purchase.
(2) The average annual total return figure assumes that the maximum applicable deferred sales charge has been deducted from the investment at the time of redemption.

(3) The average annual total return figure assumes that the maximum applicable initial and deferred sales charges have been deducted from the investment at the time of redemption. Effective February 2, 2004, the initial sales charge in Class L shares has been waived.

(4) Class Y shares do not incur sales charges nor deferred sales charges. There is no performance information for Class Y shares because none were outstanding at the end of the fiscal year.
 # Commencement of operations was February 28, 2000.

Technology Fund


                                Average Annual Total Return as of 10/31/03
                                ----------------------------------------
                                                                Since
                Class of Shares 1-Year    5-Year    10-Year   Inception#
                --------------- ------    ------    -------   ----------
                 Class A/(1)/.. 33.70%     N/A        N/A       (26.25)%
                 Class B/(2)/.. 35.07%     N/A        N/A       (26.20)%
                 Class L/(3)/.. 37.92%     N/A        N/A       (25.95)%
                 Class Y/(4)/.. 39.44%     N/A        N/A       (25.74)%

--------
(1) The average annual total return figure assumes that the maximum 5.00% sales charge has been deducted from the investment at the time of purchase.
(2) The average annual total return figure assumes that the maximum applicable deferred sales charge has been deducted from the investment at the time of redemption.

(3) The average annual total return figure assumes that the maximum applicable initial and deferred sales charges have been deducted from the investment at the time of redemption. Effective February 2, 2004, the initial sales charge in Class L shares has been waived.

(4) Class Y shares do not incur sales charges nor deferred sales charges. There is no performance information for Class Y shares because none were outstanding at the end of the fiscal year.
 # Commencement of operations was February 28, 2000.

Aggregate Total Return

   A fund's "aggregate total return," as described below, represents the cumulative change in the value of an investment in a fund for the specified period and is computed by the following formula:

                                    ERV - P
                                    -------
                                       P

                            Where:   P =   a hypothetical initial payment of $10,000.
                                   ERV =   Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5- or 10- year period at the end of a 1-, 5- or
                                           10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

   The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.

   Performance will vary from time to time depending on market conditions, the composition of the fund's portfolio and operating expenses. Consequently, any given performance quotation should not be considered representative of the fund's performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time.

Financial Services Fund


                                Aggregate Annual Total Return as of 10/31/03
                                -------------------------------------------
                                                                 Since
                Class of Shares 1-Year    5-Year    10-Year    Inception#
                --------------- ------    ------    -------    ----------
                 Class A/(1)/.. 15.23%     N/A        N/A        37.12%
                 Class B/(2)/.. 15.39%     N/A        N/A        38.38%
                 Class L/(3)/.. 18.32%     N/A        N/A        38.99%
                 Class Y/(4)/.. 19.48%     N/A        N/A        40.45%

--------
(1) The aggregate total return figure assumes that the maximum 5.00% sales charge has been deducted from the investment at the time of purchase.
(2) The aggregate total return figure assumes that the maximum applicable deferred sales charge has been deducted from the investment at the time of redemption.

(3) The aggregate total return figure assumes that the maximum applicable initial and deferred sales charges have been deducted from the investment at the time of redemption. Effective February 2, 2004, the initial sales charge in Class L shares has been waived.

(4) Class Y shares do not incur sales charges nor deferred sales charges. There is no performance information for Class Y shares because none were outstanding at the end of the fiscal year.
 # Commencement of operations was February 28, 2000.

Health Sciences Fund


                                Aggregate Annual Total Return as of 10/31/03
                                ------------------------------------------
                                                                 Since
                Class of Shares 1-Year    5-Year    10-Year    Inception#
                --------------- ------    ------    -------    ----------
                 Class A/(1)/..  3.38%     N/A        N/A        (7.15)%
                 Class B/(2)/..  2.99%     N/A        N/A        (6.79)%
                 Class L/(3)/..  5.89%     N/A        N/A        (5.95)%
                 Class Y/(4)/..  6.99%     N/A        N/A        (4.96)%

--------
(1) The aggregate total return figure assumes that the maximum 5.00% sales charge has been deducted from the investment at the time of purchase.
(2) The aggregate total return figure assumes that the maximum applicable deferred sales charge has been deducted from the investment at the time of redemption.

(3) The aggregate total return figure assumes that the maximum applicable initial and deferred sales charges have been deducted from the investment at the time of redemption. Effective February 2, 2004, the initial sales charge on Class L shares has been waived.

(4) Class Y shares do not incur sales charges nor deferred sales charges. There is no performance information for Class Y shares because none were outstanding at the end of the fiscal year.
 #   Commencement of operations was February 28, 2000.

Technology Fund


                                Aggregate Annual Total Return as of 10/31/03
                                ------------------------------------------
                                                                 Since
                Class of Shares 1-Year    5-Year    10-Year    Inception#
                --------------- ------    ------    -------    ----------
                 Class A/(1)/.. 33.79%     N/A        N/A        (67.33)%
                 Class B/(2)/.. 35.07%     N/A        N/A        (67.25)%
                 Class L/(3)/.. 37.92%     N/A        N/A        (66.84)%
                 Class Y/(4)/.. 39.44      N/A        N/A        (66.47)%

--------
(1) The aggregate total return figure assumes that the maximum 5.00% sales charge has been deducted from the investment at the time of purchase.
(2) The aggregate total return figure assumes that the maximum applicable deferred sales charge has been deducted from the investment at the time of redemption.
(3) The aggregate total return figure assumes that the maximum applicable initial and deferred sales charges have been deducted from the investment at the time of redemption.
(4) Class Y shares do not incur sales charges nor deferred sales charges. There is no performance information for Class Y shares because none were outstanding at the end of the fiscal year.
 #   Commencement of operations was February 28, 2000.

   From time to time a fund may include after-tax performance information in advertisements. To the extent the fund includes such information, it will be computed according to the following formulas:

Average Annual Total Return (After Taxes on Distributions)

                               P(1 + T)n = ATVD

Where:    P =   a hypothetical initial payment of $1,000.
          T =   average annual total return (after taxes on distributions).
          n =   number of years.
       ATVD =   ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or
                10-year period (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemptions.




Financial Services Fund



                                    Average Annual Total Return
                                    (after Taxes on Distributions)
                                    for fiscal year ended October 31, 2003
                                    --------------------------------------
                    Class of Shares 1-Year      5-Years      10-Years
                    --------------- ------      -------      --------
                        Class A.... 14.76%       8.02%         N/A
                        Class B.... 14.89%       8.30%         N/A
                        Class L.... 17.82%       8.45%         N/A
                        Class Y.... 18.98%       8.76%         N/A



(1) The average annual total return figure assumes that the maximum 5.00% sales charge has been deducted from the investment at the time of purchase.


(2) The average annual total return figure assumes that the maximum applicable deferred sales charge has been deducted from the investment at the time of redemption.


(3) The average annual total return figure assumes that the maximum applicable initial and deferred sales charges have been deducted from the investment at the time of redemption. Effective February 2, 2004, the initial sales charge in Class L shares has been waived.


(4) Class Y shares do not incur sales charges nor deferred sales charges. There is no performance information for Class Y shares because none were outstanding at the end of the fiscal year.


 # Commencement of operations was February 28, 2000.



Health Sciences Fund



                                    Average Annual Total Return
                                    (after Taxes on Distributions)
                                    for fiscal year ended October 31, 2003
                                    -------------------------------------
                    Class of Shares 1-Year      5-Years       10-Years
                    --------------- ------      -------       --------
                        Class A....  3.38%       (2.35)%        N/A
                        Class B....  2.99%       (2.25)%        N/A
                        Class L....  5.89%       (2.01)%        N/A
                        Class Y....  6.99%       (1.73)%        N/A



(1) The average annual total return figure assumes that the maximum 5.00% sales charge has been deducted from the investment at the time of purchase.


(2) The average annual total return figure assumes that the maximum applicable deferred sales charge has been deducted from the investment at the time of redemption.


(3) The average annual total return figure assumes that the maximum applicable initial and deferred sales charges have been deducted from the investment at the time of redemption. Effective February 2, 2004, the initial sales charge in Class L shares has been waived.


(4) Class Y shares do not incur sales charges nor deferred sales charges. There is no performance information for Class Y shares because none were outstanding at the end of the fiscal year.


 # Commencement of operations was February 28, 2000.

Technology Fund



                                    Average Annual Total Return
                                    (after Taxes on Distributions)
                                    for fiscal year ended October 31, 2003
                                    --------------------------------------
                    Class of Shares 1-Year      5-Years       10-Years
                    --------------- ------      -------       --------
                        Class A.... 33.79%      (26.25)%        N/A
                        Class B.... 35.07%      (26.20)%        N/A
                        Class L.... 37.92%      (25.95)%        N/A
                        Class Y.... 39.44%      (25.74)%        N/A


(1) The average annual total return figure assumes that the maximum 5.00% sales charge has been deducted from the investment at the time of purchase.


(2) The average annual total return figure assumes that the maximum applicable deferred sales charge has been deducted from the investment at the time of redemption.


(3) The average annual total return figure assumes that the maximum applicable initial and deferred sales charges have been deducted from the investment at the time of redemption. Effective February 2, 2004, the initial sales charge in Class L shares has been waived.


(4) Class Y shares do not incur sales charges nor deferred sales charges. There is no performance information for Class Y shares because none were outstanding at the end of the fiscal year.


 # Commencement of operations was February 28, 2000.



Average Annual Total Return (After Taxes on Distributions and Redemptions)

                               P(1 + T)n = ATVDR

Where:     P =   a hypothetical initial payment of $1,000.
           T =   average annual total return (after taxes on distributions and redemption).
           n =   number of years.
       ATVDR =   ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or
                 10-year period (or fractional portion thereof), after taxes on fund distributions and redemptions.






Financial Services Fund



                                    Average Annual Total Return
                                    (after Taxes on Distributions and Redemptions)
                                    for fiscal year ended October 31, 2003
                                    ----------------------------------------------
                    Class of Shares 1-Year         5-Years         10-Years
                    --------------- ------         -------         --------
                        Class A.... 10.13%          7.21%            N/A
                        Class B.... 10.26%          7.46%            N/A
                        Class L.... 12.16%          7.58%            N/A
                        Class Y.... 12.91%          7.85%            N/A



(1) The average annual total return figure assumes that the maximum 5.00% sales charge has been deducted from the investment at the time of purchase.


(2) The average annual total return figure assumes that the maximum applicable deferred sales charge has been deducted from the investment at the time of redemption.


(3) The average annual total return figure assumes that the maximum applicable initial and deferred sales charges have been deducted from the investment at the time of redemption. Effective February 2, 2004, the initial sales charge in Class L shares has been waived.


(4) Class Y shares do not incur sales charges nor deferred sales charges. There is no performance information for Class Y shares because none were outstanding at the end of the fiscal year.


 # Commencement of operations was February 28, 2000.

Health Sciences Fund



                                    Average Annual Total Return
                                    (after Taxes on Distributions and Redemptions)
                                    for fiscal year ended October 31, 2003
                                    ---------------------------------------------
                    Class of Shares 1-Year         5-Years         10-Years
                    --------------- ------         -------         --------
                        Class A....  2.20%          (1.85)%          N/A
                        Class B....  1.94%          (1.77)%          N/A
                        Class L....  3.83%          (1.56)%          N/A
                        Class Y....  4.54%          (1.32)%          N/A



(1) The average annual total return figure assumes that the maximum 5.00% sales charge has been deducted from the investment at the time of purchase.


(2) The average annual total return figure assumes that the maximum applicable deferred sales charge has been deducted from the investment at the time of redemption.


(3) The average annual total return figure assumes that the maximum applicable initial and deferred sales charges have been deducted from the investment at the time of redemption. Effective February 2, 2004, the initial sales charge in Class L shares has been waived.


(4) Class Y shares do not incur sales charges nor deferred sales charges. There is no performance information for Class Y shares because none were outstanding at the end of the fiscal year.


 # Commencement of operations was February 28, 2000.




Technology Fund



                                    Average Annual Total Return
                                    (after Taxes on Distributions and Redemptions)
                                    for fiscal year ended October 31, 2003
                                    ----------------------------------------------
                    Class of Shares 1-Year         5-Years         10-Years
                    --------------- ------         -------         --------
                        Class A.... 21.96%         (20.64)%          N/A
                        Class B.... 22.80%         (20.60)%          N/A
                        Class L.... 24.65%         (20.43)%          N/A
                        Class Y.... 25.64%         (20.28)%          N/A



(1) The average annual total return figure assumes that the maximum 5.00% sales charge has been deducted from the investment at the time of purchase.


(2) The average annual total return figure assumes that the maximum applicable deferred sales charge has been deducted from the investment at the time of redemption.


(3) The average annual total return figure assumes that the maximum applicable initial and deferred sales charges have been deducted from the investment at the time of redemption. Effective February 2, 2004, the initial sales charge in Class L shares has been waived.


(4) Class Y shares do not incur sales charges nor deferred sales charges. There is no performance information for Class Y shares because none were outstanding at the end of the fiscal year.


 # Commencement of operations was February 28, 2000.




   Performance will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class's performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time.



                          DIVIDENDS AND DISTRIBUTIONS




   Each fund's policy is to distribute its net investment income and net realized capital gains, if any, annually. A fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and realized capital gains, in order to avoid a federal excise tax liability.

   If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or deferred sales charge. A shareholder may change the option at any time by notifying his Service Agent. Shareholders whose account is held directly at the sub-transfer agent should notify them in writing, requesting a change to this reinvest option.


   The per share dividends on Class B and Class L shares of a fund will be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class L shares. The per share dividends on Class A shares will be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class L and Class Y shares.




                                     TAXES



   The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of the funds by U.S. persons. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the funds or to all categories of investors, some of which may be subject to special tax rules. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.


The Funds and Their Investments


   Each fund will be treated as a separate taxpayer for U.S. federal income tax purposes. Each fund intends to continue to qualify to be treated as a regulated investment company under the Code each taxable year. To so qualify, the fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the fund's taxable year, (i) at least 50% of the market value of the fund's assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses.



   As a regulated investment company, a fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, the fund must distribute to its shareholders at least the sum of
(i) 90% of its "investment company taxable income" (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. The fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.



   On October 31, 2003, the Technology Fund had unused capital loss carryforwards of approximately $158,879,000. $56,000 of the carryforwards expire on October 31, 2007, $11,939,000 expires on October 31, 2008, $70,458,000 expires on October 31, 2009, $54,957,000 expires on October 31,
2010 and $21,469,000 expires on October 31, 2011. On October 31, 2003, the Health Sciences Fund had unused capital loss carryforwards of approximately $19,985,000. $7,086,000 of the carryforwards expire on October 31, 2010 and $12,899,000 expires on October 31, 2011. On October 31, 2003, with regard to the Financial Services Fund, the unused capital loss carryforwards were approximately $3,302,000, expiring October 31, 2011. For federal income tax purposes, these amounts are available to be applied against future capital gains realized prior to the expiration of the applicable carryforward. The Code imposes a 4% nondeductible excise tax on a fund to the extent it does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98% of its net capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or net capital gain retained by the fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.



   If, in any taxable year, a fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits would constitute dividends that are taxable to shareholders as dividend income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. Moreover, if a fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a fund failed to qualify as a regulated investment company for a period greater than one taxable year, the fund may be required to recognize any net built-in gains with respect to certain of its assets
(i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the fund had been liquidated) in order to qualify as a regulated investment company in a subsequent year.



   A fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the fund as a regulated investment company.



   A fund's investment in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, to the extent permitted, are subject to special tax rules. All section 1256 contracts held by a fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the fund.



   Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by a fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. A fund may not be eligible to elect to treat any foreign taxes it pays as paid by its shareholders, who therefore may not be entitled to credits or deductions for such taxes on their own tax returns. Foreign taxes paid by a fund will reduce the return from the fund's investments.



   Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time a fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.



   Passive Foreign Investment Companies. If a fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), it may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If a fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.



   Alternatively, a fund may make a mark-to-market elections that will result in the fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the fund, unless revoked with the consent of the Internal Revenue Service ("the IRS"). By making the election, the fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The fund may have to distribute this "phantom" income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.


   Each fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.


Taxation of U.S. Shareholders



   Dividends and Distributions. Dividends and other distributions by the fund are generally treated under the Code as received by the shareholders at the time the dividend or distributions is made. However, any dividend or distributions declared by a fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the fund not later than such December 31, provided such dividend is actually paid by the fund during January of the following calendar year.



   Each fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains) their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the fund upon filing appropriate returns or claims for refund with the IRS.



   Distributions of net realized long-term capital gains, if any, that a fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund. All other dividends of a fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits ("regular dividends") are generally subject to tax as ordinary income.



   Special rules apply, however, to regular dividends paid to individuals. Such a dividend, with respect to taxable years beginning on or before December 31, 2008, may be subject to tax at the rates generally applicable to long-term capital gains for individuals (currently at a maximum rate of 15%), provided that the individual receiving the dividend satisfies certain holding period and other requirements. Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individual's net capital gain and generally cannot be used to offset capital losses. The long-term capital gains rates will apply to: (i) 100% of the regular dividends paid by a fund to an individual in a particular taxable year if 95% or more of the fund's gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in that taxable year is attributable to qualified dividend income received by the fund; or (ii) the portion of the regular dividends paid by a fund to an individual in a particular taxable year that is attributable to qualified dividend income received by the fund in that taxable year if such qualified dividend income accounts for less than 95% of the fund's gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) for that taxable year. For this purpose, "qualified dividend income" generally means income from dividends received by a fund after December 31, 2002 from U.S. corporations and qualified foreign corporations, provided that the fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. However, qualified dividend income does not include any dividends received from tax exempt corporations. Also, dividends received by a fund from a real estate investment trust or another regulated investment company generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such real estate investment trust or other regulated investment company. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income. If a shareholder elects to treat fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends would not be a qualified dividend income.



   We will send you information after the end of each year setting forth the amount of dividends paid by us that are eligible for the reduced rates.



   If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an "extraordinary dividend," and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An "extraordinary dividend" on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

   Distributions in excess of a fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the fund, and as a capital gain thereafter (if the shareholder holds his shares of the fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount. Dividends paid by a fund that are attributable to dividends received by the fund from domestic corporations may qualify for the federal dividends-received deduction for corporations.



   Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.



   Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by a fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of a fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.



   Backup Withholding. A fund may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's U.S. federal income tax liability.



   Notices; Other Taxes. Shareholders will receive, if appropriate, various written notices after the close of the fund's taxable year regarding the U.S. federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the fund to its shareholders during the preceding taxable year.



   Other Taxes. Dividends, distributions and redemption proceeds also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

   Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to a fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.



   The foregoing is only a summary of certain material U.S. Federal income tax consequences affecting the funds and their shareholders. Prospective shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the funds.


                      OTHER INFORMATION ABOUT THE COMPANY


   The Company was incorporated under the laws of the State of Maryland on July 16, 1986 under the name Shearson Lehman Precious Metals and Minerals Fund Inc. The Company's name was changed on December 19, 1995 to Smith Barney Natural Resources Fund Inc. On November 29, 1999, the board of directors voted to amend the Charter of the Company to change its name to Smith Barney Sector Series Inc. Each of the Financial Services Fund, Health Sciences Fund and Technology Fund is classified as a series of the Company. On November 9, 2001, the Global Technology Fund merged into the Technology Fund. On January 29, 2003, the Biotechnology Fund merged into the Sector Series Fund and on January 29, 2003 the Global Media & Telecommunications Fund was liquidated.


   The Company offers shares of four separate series with a par value of $.001 per share. Each fund offers shares currently classified into four Classes--A, B, L and Y. Each Class of the fund represents an identical interest in the fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges; if any, for each class;
(c) the distribution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Company's Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The directors, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

   As permitted by Maryland law, there will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders. At that time, the directors then in office will call a shareholder's meeting for the election of directors. The directors must call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the fund. At such a meeting, a director may be removed after the holders of record of not less than a majority of the outstanding shares of the fund have declared that the director be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the directors shall continue to hold office and may appoint successor directors.

   As used in the prospectus and this SAI, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Company (or the affected series or Class) or (b) 67% or more of such shares present at a meeting if more than 50% of the outstanding shares of the Company (or the affected series or Class) are represented at the meeting in person or by proxy. A series or Class shall be deemed to be affected by a matter unless it is clear that the interests of each series or

Class in the matter are identical or that the matter does not affect any interest of the series or Class. The approval of a management agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the fund only if approved by a "vote of a majority of the outstanding voting securities" of the fund; however, the ratification of independent accountants, the election of directors, and the approval of a distribution agreement submitted to shareholders are not subject to the separate voting requirements and may be effectively acted upon by a vote of the holders of a majority of all Company shares voting without regard to series or Class.


   Annual and Semi-annual Reports. Each fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by the fund at the end of the period covered. In an effort to reduce the fund's printing and mailing costs, the fund consolidates the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the fund also consolidates the mailing of its prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Smith Barney Financial Consultant or the transfer agent.


                             FINANCIAL STATEMENTS


   The funds' Annual Reports for the fiscal year ended October 31, 2003 are incorporated herein by reference in their entirety. The annual reports were filed on December 30, 2003, Accession Number 0000930413-03-003859.


                               OTHER INFORMATION

   Styles of Fund Management: In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney mutual funds average 21 years in the industry and 15 years with the firm.

   Smith Barney mutual funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

   That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

   Classic Series--our portfolio manager driven funds

          Our Classic Series lets investors participate in mutual funds whose investment decisions are determined by experienced portfolio managers, based on each fund's investment objectives and guidelines. Classic Series funds invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.

   Premier Selections Series--our best ideas, concentrated funds

          We offer a series of Premier Selections funds managed by several of our most experienced and proven managers. This series of funds is built on a unique strategy of combining complementary investment management styles to create broader, multiclass and multicap products that are distinguished by a highly concentrated focus.

   Research Series--driven by exhaustive fundamental securities analysis

          Built on a foundation of substantial buy-side research under the direction of our Citigroup Asset Management colleagues, our Research funds focus on well-defined industries, sectors and trends.

   Style Pure Series--our solution to funds that stray

          Our Style Pure Series funds are the building blocks of asset allocation. The funds stay fully invested within their asset class and investment style, enabling you to make asset allocation decisions in conjunction with your financial professional.

                      CITIGROUP ASSET MANAGEMENT/1/ (CAM)



                                LONDON, ENGLAND


                Citigroup Centre, Canada Square, Canary Wharf,


                                London E14 5LB



                              PROXY VOTING POLICY



                               REVISED JULY 2003



Accounts for which CAM Votes Proxies



   Citigroup Asset Management London (CAM) votes proxies for each institutional client that has (i) specifically mandated it to vote securities included under a fully discretionary investment management agreement, (ii) United States Registered Investment Company (mutual fund) for which CAM acts as adviser or sub-adviser; and for (iii) each ERISA account where the agreement is either silent as to voting or positively requires the investment manager to vote unless the client specifically reserves the responsibility to vote proxies to the plan trustee or other named fiduciary.



General Guidelines



   In voting proxies, CAM is guided by general fiduciary principles. CAM is to act prudently in the best interests of the beneficial owners of the accounts it manages, and for the exclusive purpose of maintaining or increasing shareholder value. CAM considers relevant factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to benefit, protect or maximize shareholder value in the particular circumstances.



   CAM does take certain independent advisory services on proxy voting issues. As a result of independent investment or business views, provided by distinct business units, there may be occasions when different business units or portfolios managers within the same business unit vote differently on the same issue.



   CAM has to place reliance on the clients' custodians as legal owner of securities to notify CAM when a vote is required on a security. Some custodians have delegated this to a third party proxy voting service. CAM is not able to vote proxies direct but will notify the clients' custodians or the third party vendors of proxy voting decisions to be executed on CAM's client portfolios.



How CAM Votes



   Generally, CAM divides proxies into non-controversial, controversial, or extraordinary matters. It is CAM's general policy on non-controversial matters, absent a particular reason, to vote with management's recommendations. Non-controversial matters are deemed to include, but are not limited to, voting on non-contested directors, company auditors, audited accounts, company fiscal year and annual meeting date proposals.



   For controversial or extraordinary matters, CAM votes on a case-by-case basis. Controversial or extraordinary matters are deemed to include, but are not limited to, voting on proposals of mergers and/or acquisitions, restructuring/recapitalization, and proposals requesting more detailed disclosure of employee compensation, especially if the company does not have a majority outside board, poison pills proposals, take over measures, and dilution of shareholder value.


--------

/1 /Citigroup Asset Management is comprised of Salomon Brothers Asset
   Management Limited, Smith Barney Asset Management, Inc (a division of Salomon Smith Barney Inc.), Citibank Global Asset Management (a unit of Citibank, N.A.), and Citigroup Asset Management Ltd.

   For proxies which include social, environmental, or political issues, CAM will normally support management absent a particular reason, provided that this course also supports or benefits shareholders value. If supporting management does not also support or benefit shareholder value, then CAM will vote against management or abstain. CAM does not restrict the type of product or business that companies pursue (such as defense related) nor does CAM seek to impose restrictions by exercising voting rights with whom and where they do business (US Government, South Africa) unless there is a specific prohibition or restriction in the Investment Guidelines laid down by the client or a prohibition by operation of law or regulations or unless the items appear unusual or significant.



   The decision maker in CAM on perceived controversial issues will be the Portfolio Manager and/or Analyst. Above all, a vote will be directed in the manner that is believed to best support or benefit shareholder value.




Conflicts of Interest



   In furtherance of CAM's goal to vote proxies in the best interests of clients, CAM follows procedures designed to identify and address material conflicts that may arise between CAM's interests and those of its clients before voting proxies on behalf of such clients.



  1) Procedures for Identifying Conflicts of Interest



   CAM relies on the following to seek to identify conflicts of interest with respect to proxy voting:



      A. CAM employees are under an obligation (i) to be aware of the potential for conflicts of interest on the part of CAM with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's business, and (ii) to bring conflicts of interest of which they become aware to the attention of CAM Compliance.



      B. As a general matter, CAM takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for CAM in voting proxies with respect of such issuer. Such position is based on the fact that CAM is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between CAM and certain other Citigroup business units. Special circumstances, such as contact between CAM and non-CAM personnel, may cause CAM to consider whether non-CAM relationships between Citigroup and an issuer present a conflict of interest for CAM with respect to such issuer. As noted above, CAM employees are under an obligation to be aware of the potential for conflicts of interest in voting proxies and to bring such conflicts of interest, including conflicts of interest which may arise because of such special circumstances (such as an attempt by a Citigroup business unit or Citigroup officer or employee to influence proxy voting by CAM) to the attention of CAM Compliance. Also, CAM is sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which CAM decides to vote a proxy with respect to such issuer. CAM compliance maintains and makes available to proxy voting personnel an up to date list of issuers with which a Citigroup entity has had a significant, publicized relationship within the past twelve months. Such list is compiled by monitoring major news publications and without any communication between CAM and other Citigroup business units. For prudential reasons, CAM treats such significant, publicized relationships as creating a potential conflict of interest for CAM in voting proxies.



      C. Based on information furnished by CAM employees or maintained by CAM Compliance pursuant to procedures described above, CAM Compliance shall maintain an up to date list of issuers with respect to which CAM has a potential conflict of interest in voting proxies on behalf of client accounts. CAM shall not vote proxies relating to issuers on such list on behalf of client accounts until it has been determined that the conflict of interest is not material or a method for resolving such conflict of interest has been agreed upon and implemented, as described below. An exception applies with respect to a proxy issue that will be voted in accordance with a stated CAM position on such issue. Such issues generally are not brought for the specific resolution of the conflict because CAM's position is that any conflict of interest issues are resolved by voting in accordance with a pre-determined policy.

  2) Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest



      A. CAM shall maintain a Proxy Forum to review and address conflicts of interest brought to its attention. The Proxy Forum shall be comprised of such CAM personnel as are designated from time to time by CAM's European Management Committee, CAM's General Counsel and CAM's Chief Compliance Officer.



      B. All conflicts of interest identified pursuant to the procedures outlined above must be brought to the attention of the Proxy Forum by CAM Compliance for resolution. As noted above, a proxy issue that will be voted in accordance with a stated CAM position on such issue generally is not brought to the attention of the Proxy Forum for a conflict of interests review because CAM's position is that any conflict of interest issues are resolved by voting in accordance with pre-determined policy.



      C. The Proxy Forum shall determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, CAM's decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances.



      D. If it is determined by the Proxy Forum that a conflict of interest is not material, CAM may vote proxies notwithstanding the existence of the conflict.



      E. If it is determined by the Proxy Forum that a conflict of interest is material, the Proxy Forum shall determine an appropriate method to resolve such a conflict of interest before the proxy affected by the conflict of interest is voted. Such determination shall be based on the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc. Such methods may include:



       i. disclosing the conflict to clients and obtaining their consent before voting;



      ii. suggesting to clients that they engage another party to vote the proxy on their behalf;



     iii. engaging a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein, including, in case of issues that CAM votes on a case by case basis, application of the factors set forth herein that CAM considers in voting on such issues, and following such third party's recommendations;



      iv. in the case of a conflict of interest resulting from a particular employee's personal relationships, removing such an employee from the decision-making process with respect to such proxy vote; or



       v. such other method as is deemed appropriate given the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc.



Record Keeping and Oversight



   CAM shall maintain the following records relating to proxy voting:



    -- a copy of these policies and procedures;



    -- a copy of each proxy form (as voted);



    -- a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;



    -- documentation relating to the identification and resolution of conflicts of interest;



    -- any documents created by CAM that were material to a proxy voting decision or that memoralized the basis for that decision; and



    -- a copy of each written client request for information on how CAM voted proxies on behalf of the client, and a copy of any written response by CAM to any (written or oral) client request for information on how CAM voted proxies on behalf of the requesting client.



   Such records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the CAM adviser.

                                  APPENDIX B

                              Proxy Forum Members

Investment Management Representatives

   Mike McElroy (or his designate)

Legal Representatives

   Linda Davies (or her designate)

Compliance Representatives

   Paula Marsh (or her designate)

                        SMITH BARNEY SECTOR SERIES INC.

                                                           Financial Services
                                                           Fund
                                                           Health Sciences Fund
                                                           Technology Fund



                                                           February 27, 2004




SMITH BARNEY SECTOR SERIES INC.
125 Broad Street
New York, NY 10004

[LOGO] Citigroup Global Markets Inc.
       A member of Citigroup

Part A -- Combined Prospectuses: Smith Barney Financial Services Fund, Smith Barney Health Sciences Fund, Smith Barney Technology Fund.

Part B - Combined Statements of Additional Information: Smith Barney Financial Services Fund, Smith Barney Health Sciences Fund, Smith Barney Technology Fund.

Part C. Other Information

Item 23.    Exhibits

All references are to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission ("SEC") File Nos. 33-7339 and 811-4757 (the "Registration Statement").

(a)(1)Registrant's Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement filed on October 27,1993 ("Post-Effective Amendment No. 12").

(a)(2)Articles of Amendment dated October 30, 1986 to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 12.

(a)(3)Articles of Amendment dated November 17, 1989 to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 12.

(a)(4)Articles Supplementary dated November 5, 1992 to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 12.

(a)(5)Articles of Amendment dated November 19, 1992 to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 12.

(a)(6)Articles of Amendment dated July 30, 1993 to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 12.

(a)(7)Articles of Amendment dated October 14, 1994 and November 7, 1994, respectively and Articles Supplementary dated November 7, 1994 are incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement filed on December 29, 1994 ("Post-Effective Amendment No. 15").

(a)(8)Articles of Amendment dated December 18, 1995 to the Articles of Incorporation are incorporated by reference to Post Effective Amendment No. 20 to the Registration Statement filed on January 23, 1996 ("Post-Effective Amendment No. 20").

(a)(9)Articles of Amendment dated June 1, 1998 to the Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement filed on December 24, 1998 ("Post-Effective Amendment No. 23").

(a)(10)Articles of Amendment dated November 29, 1999 to the Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement filed on December 1, 1999 ("Post-Effective Amendment No. 25").

(a)(11)Articles Supplementary dated November 29, 1999 are incorporated by reference to Post-Effective Amendment No. 25.

(a)(12)Certificate of Correction dated November 29, 1999 is incorporated by reference to Post-Effective Amendment No. 25.

(a)(13)Certificate of Correction dated November 29, 1999 is incorporated by reference to Post-Effective Amendment No. 25.

(a)(14)Articles Supplementary dated July 12, 2000 is incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement filed on February 28, 2001 ("Post-Effective Amendment No. 30").

(a)(15)Articles of Amendment to the Charter of the Corporation, dated December 11, 2000 is incorporated by reference to Post-Effective Amendment No. 30.


(a)(16) Articles of Amendment to the Charter of the Corporation, dated October 4, 2001 is incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement filed on February 27, 2002 ("Post-Effective Amendment No. 31").

(a)(17) Articles of Amendment to the Charter of the Corporation, dated November 7, 2001 is incorporated by reference to Post-Effective Amendment No. 31.


(a)(18) Articles of Amendment to the Charter of the Corporation, dated May 8, 2003 is filed herein

(a)(19) Articles supplementary, dated April 14, 2003 is filed herein

(a)(20) Articles of Amendment to the Charter of the Corporation, dated April 14, 2003 is filed herein


(b)(1)Registrant's By-Laws are incorporated by reference to the Registration Statement.

(b)(2)Amendment to Registrant's By-Laws is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement filed on January 3, 1989 ("Post-Effective Amendment No. 4").


(b)(3)Amendment to Registrant's By-Laws, dated September 12, 2000 is incorporated by reference to Post-Effective Amendment No. 31.

(b)(4) Amendment to Registrant's By-laws, dated January 29, 2003 is filed herein.

(c)Specimen form of common stock certificate is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement filed on December 24, 1998 ("Post-Effective Amendment No. 23").

(d)(1)Form of Management Agreement between the Registrant and Mutual Management Corp. (formerly known as Smith Barney Mutual Funds Management Inc.) is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on December 18, 1995 ("Post-Effective Amendment No. 19").

(d)(2)Form of Investment Management Agreement between the Registrant and SSB Citi Fund Management LLC ("SSB Citi") on behalf of the Financial Services Fund is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement filed on February 11, 2000 ("Post-Effective Amendment No. 26").

(d)(3)Form of Investment Management Agreement between the Registrant and SSB Citi on behalf of the Health Sciences Fund is incorporated by reference to Post-Effective Amendment No. 26.

(d)(4)Form of Investment Management Agreement between the Registrant and SSB Citi on behalf of the Technology Fund is incorporated by reference to Post-Effective Amendment No. 26.

(d)(5)Form of Subadvisory Agreement between Smith Barney Sector Series Inc. on behalf of the Financial Services Fund, SSB Citi and Citibank, N.A. ("Citibank") is incorporated by reference to Post-Effective Amendment No. 26.

(d)(6)Form of Subadvisory Agreement between Smith Barney Sector Series Inc. on behalf of the Health Sciences Fund, SSB Citi and Citibank is incorporated by reference to Post-Effective Amendment No. 26.

(d)(7)Form of Subadvisory Agreement between Smith Barney Sector Series Inc. on behalf of the Technology Fund, SSB Citi and Citibank is incorporated by reference to Post-Effective Amendment No. 26.

(d)(8)Form of Investment Management Agreement between the Registrant and SSB Citi on behalf of the Global Biotechnology Fund is incorporated by reference to Post-Effective Amendment No. 30.

(d)(9)Form of Investment Management Agreement between the Registrant and SSB Citi on behalf of the Global Media and Telecommunications Fund is incorporated by reference to Post-Effective Amendment No. 30.

(d)(10)Form of Investment Management Agreement between the Registrant and SSB Citi on behalf of the Global Technology Fund is incorporated by reference to Post-Effective Amendment No. 30.

(d)(11)Form of Subadvisory Agreement between the Registrant on behalf of the Global Biotechnology Fund, SSB Citi and Citibank, N.A. ("Citibank") is incorporated by reference to Post-Effective Amendment No. 30.

(d)(12)Form of Subadvisory Agreement between the Registrant on behalf of the Global Media and Telecommunications Fund, SSB Citi and Citibank N.A is incorporated by reference to Post-Effective Amendment No. 30.

(d)(13)Form of Subadvisory Agreement between the Registrant on behalf of the Global Technology Fund, SSB Citi and Citibank is incorporated by reference to Post-Effective Amendment No. 30.

(d)(14) Assignment of Subadvisory Agreement between Citibank, N.A. and Citigroup Mutual Fund Management Inc., dated April 1, 2001 is incorporated by reference to Post-Effective Amendment No. 31.

(d)(15) Assignment of Subadvisory Agreement between Citibank, N.A. and Citigroup Asset Management Ltd, dated April 1, 2001 is incorporated by reference to Post-Effective Amendment No. 31.


(d)(16) Assignment and Assumption Agreement between Citi Fund Management Inc. and Citigroup Asset Management Ltd, is filed herein.

(e)(1)Distribution Agreement between the Registrant and Smith Barney Shearson Inc. is incorporated by reference to Post-Effective Amendment No. 12.

(e)(2)Amended Distribution Agreement between Registrant and CFBDS, Inc. is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement filed on December 24, 1998 ("Post-Effective Amendment No. 23").

(e)(3)Selling Group Agreement is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement filed on February 25,1999 ("Post-Effective Amendment No. 24").

(e)(4)Form of Distribution Agreement between Registrant and CFBDS, Inc. is incorporated by reference to Post-Effective Amendment No. 26.

(e)(5)Form of Distribution Agreement between Registrant and Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 30.

(e)(6)Form of Distribution Agreement between Registrant and PFS Distributors Inc. is incorporated by reference to Post-Effective Amendment No. 30.

(f)Not Applicable.

(g)(1)Form of Custodian Agreement between the Registrant and The Chase Manhattan Bank N.A. is incorporated by reference to Post-Effective Amendment No. 21 filed on February 20, 1997.

(g)(2)Form of Master Custodian Agreement between the Registrant and State
Street Bank and Trust Company, dated June 29, 2001, is incorporated by reference to Post-Effective Amendment No. 31.

(h)(1)Transfer Agency Agreement dated August 2, 1993 between the Registrant and First Data Investor Services Group is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement filed on December 30, 1993.

(h)(2)Form of Transfer Agency Agreement between the Registrant and Citi Fiduciary Trust Company is incorporated by reference to Post-Effective Amendment No. 30.

(h)(3)Form of Sub-Transfer Agency Agreement between the Registrant and PFPC Global Fund Services is incorporated by reference to Post-Effective Amendment No. 30.

(h)(4)Form of Sub-Transfer Agency Agreement between the Registrant and PFS Shareholder Services is incorporated by reference to Post-Effective Amendment No. 30.

(i)Not Applicable.

(j)Consent of Independent Accountants is filed herein.

(k)Not Applicable.

(l)Purchase Agreement between the Registrant and Shearson Lehman Brothers is incorporated by reference to Pre-Effective Amendment No. 1.

(m)(1)Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant and Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 15.

(m)(2)Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant and Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement filed on December 24, 1998 ("Post-Effective Amendment No. 23").

(m)(3)Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between Smith Barney Sector Series Inc. on behalf of Financial Services Fund and Salomon Smith Barney Inc. ("Salomon Smith Barney") is incorporated by reference to Post-Effective Amendment No. 26.

(m)(4)Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between Smith Barney Sector Series Inc. on behalf of Health Sciences Fund and Salomon Smith Barney is incorporated by reference to Post-Effective Amendment No. 26.

(m)(5)Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between Smith Barney Sector Series Inc. on behalf of Technology Fund and Salomon Smith Barney is incorporated by reference to Post-Effective Amendment No. 26.

(m)(6)Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 between Smith Barney Sector Series Inc. on behalf of Financial Services Fund, Health Sciences Fund and Technology Fund and Salomon Smith Barney is incorporated by reference to Post-Effective Amendment No. 30.

(m)(7) Form of Amended Service and Distribution Plan pursuant to Rule 12b-1, between Smith Barney Sector Series Inc. on behalf of Smith Barney Financial Services Fund is filed herein.

(m)(8) Form of Amended Service and Distribution Plan pursuant to Rule 12b-1, between Smith Barney Sector Series Inc. on behalf of Smith Barney Health Sciences Fund is filed herein.

(m)(9) Form of Amended Service and Distribution Plan pursuant to Rule 12b-1, between Smith Barney Sector Series Inc. on behalf of Smith Barney Technology Fund is filed herein.

(n) Not Applicable.

(o)(1)Form of Rule 18f-3(d) Multiple Class Plan of the Registrant is incorporated by reference to Post-Effective Amendment No. 23.

(o)(2)Form of Rule 18f-3(d) Multiple Class Plan of the Registrant is incorporated by reference to Post-Effective Amendment No. 26.

(p)(1) Code of Ethics is incorporated by reference to Post-Effective Amendment No. 27.

(p)(2) Code of Ethics (Salomon Smith Barney Inc.) is incorporated by reference to Registration Statement No. 333-102807 incorporated by reference to Post-Effective Amendment No. 32.

(p)(3) Code of Ethics (PFS Distributors Inc.) is incorporated by reference to Registration Statement No. 333-102807 incorporated by reference to Post-Effective Amendment No. 32.

Item 24. Persons Controlled by or Under Common Control with Registrant

      None.

Item 25. Indemnification

The response to this item is incorporated by reference to Post - Effective Amendment No. 1 to the Registration Statement filed on May 28, 1987.

Item 26. Business and Other Connections of Investment Adviser

Investment Adviser - - Smith Barney Fund Management LLC ("SBFM")

SBFM was incorporated in December 1968 under the laws of the State of Delaware. On September 21, 1999, SBFM was converted into a Delaware Limited Liability Company. SBFM is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings") which in turn is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). SBFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 26 of officers and directors of SBFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBFM pursuant to the Advisers Act (SEC File No. 801-8314).

Sub-adviser - Citigroup Assest Management Ltd. ("CAM Ltd")
Smith Barney Financial Service Fund
Smith Barney Health Services Fund
Smith Barney Technology Fund




CAM Ltd. is a corporation organized under the laws of England and Wales. CAM is a wholly owned subsidiary of Salomon Smith Barney Holdings Company Inc. which in turn is a wholly owned subsidiary of Citigroup. CAM is registered as an investment adviser under the Advisers Act.

The list required by this Item 26 of officers and directors of CAM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to FORM ADV filed by CAM pursuant to the Advisers Act (SEC File No. 801-57655).

Item 27.  Principal Underwriters
(a)

      Citigroup Global Markets Inc. ("CGM"), (f/k/a Salomon Smith Barney Inc.) the Registrant's distributor, is the distributor for Smith Barney Trust II, CitiFunds Trust III, CitiFunds Premium Trust, CitiFunds Institutional Trust. Salomon Smith Barney Inc. is the placement agent for Institutional Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Cash Reserves Portfolio.

     (CGM) is also the distributor for the following funds:
Salomon Funds Trust, Smith Barney Small Cap Growth Opportunities Portfolio, Smith Barney Investment Series, High Income Opportunity Fund Inc., Intermediate Municipal Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, The Italy Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Real Estate Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Dollar Government Term Trust, Salomon Brothers High Income Fund, Salomon Brothers High Income Fund II, The Emerging Markets Income Fund Inc., The Emerging Markets Income Fund II Inc., The Emerging Markets Floating Rate Fund

Inc., Global Partners Income Fund Inc., Municipal Partners Fund Inc., Municipal Partners Fund II Inc., Consulting Group Capital Markets Funds, Greenwich Street Series Fund, Smith Barney Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Oregon Municipal Fund Inc., Smith Barney Principal Return Fund, Smith Barney Telecommunications Trust, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

     PFS Shareholder Services. f/k/a as ("PFS Distributors"), a distributor of the Registrant, is also a distributor for the following funds:
Smith Barney Trust II, Greenwich Street Series Funds, Smith Barney Investment Series, Smith Barney California Municipal Fund, Inc., Smith Barney Muni Funds, Travelers Series Fund, Inc., Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Income Funds, Smith Barney Investment Trust, Smith Barney Investment Funds Inc., Smith Barney Managed Municipals Fund Inc., and Smith Barney Money Funds, Inc.


(b) The information required by this Item 27 with respect to each director, officer and partner of CGM is incorporated by reference to Schedule A of Form BD filed by CGM pursuant to the Securities
Exchange Act of 1934 (SEC File No. 812-8510).

The information required by this Item 27 with respect to each director, officer and partner of PFS Distributors is incorporated by reference to Schedule A of Form BD filed by PFS Distributors pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

(c) Not applicable.


Item 28. Location of Accountants and Records

(1) Smith Barney Sector Series Inc.
         125 Broad Street
         New York, New York 10004

(2)(a)   Smith Barney Fund Management LLC
         399 Park Avenue
         New York, New York 10022

(2)(b)   Citigroup Asset Management, Ltd.
         Citigroup Center
         Canada Square, Canary Wharf
         London, England E14 5LB

(3)(b)   State Street Bank & Trust Company
         225 Franklin Street
         Boston, Massachusetts  02110

(4)      Citicorp Bank Trust, fsb
         as Transfer Agent
         125 Broad Street
         New York, New York 10004

(5)      PFPC Inc.
         P. O. Box 9699
         Providence, RI 02940-9699
and

         Primerica Shareholder Services
         3100 Breckinridge Blvd.
         Building 20
         Duluth, GA 30099-0062

(6)      Citigroup Global Markets. Inc.
         388 Greenwich Street
         New York, New York 10013
and

         PFS Shareholder Services
         3100 Breckinridge Blvd.
         Building 20
         Duluth, GA 30099-0062

Item 29. Management Services

         Not Applicable.

Item 30. Undertakings
         None

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Fund certifiesthat it meets all of the requirements for effectiveness of this registration statement under the rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 27th day of February, 2004.


                         SMITH BARNEY SECTOR SERIES INC.


                      By: /s/ R. Jay Gerken
                          -----------------------
                          R. Jay Gerken,
                          Chairman of the Board

         WITNESS our hands on the date set forth below.

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                     Title                          Date
---------                     -----                          ----

By: /s/ R. Jay Gerken          Chairman of the Board         February 27, 2004
    ---------------------     (Chief Executive Officer)
    R. Jay Gerken

By: /s/ Richard L. Peteka     Treasurer (Chief Financial     February 27, 2004
    ---------------------     and Accounting Officer)
    Richard L. Peteka

/s/ Dwight Crane*             Director                       February 27, 2004
Dwight Crane

/s/ Burt N. Dorsett*          Director                       February 27, 2004
Burt N. Dorsett

/s/ Elliot S. Jaffe *         Director                       February 27, 2004
Elliot S. Jaffe


/s/ Stephen Kaufman*          Director                       February 27, 2004
Stephen Kaufman

/s/ Joseph McCann*            Director                       February 27, 2004
Joseph McCann

/s/ Cornelius C. Rose, Jr*.   Director                       February 27, 2004
Cornelius C. Rose, Jr.

--------------------------------------------------------------------------------

Signed by R. Jay Gerken, their duly authorized attorney-in-fact, pursuant to power of attorney dated January 16, 2004.

SMITH BARNEY SECTOR SERIES INC.



                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each person whose signature appears below, hereby makes, constitutes and appoints R. Jay Gerken, Robert I. Frenkel, Andrew
B. Shoup, Richard L. Peteka, Thomas C. Mandia and Michael Kocur, and each and any one of them, his or her true and lawful attorneys-in-fact and agents with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities for the purpose of executing in my name, (a) in my personal capacity or (b) in my capacity as a Director or Trustee of the Greenwich Street Series Fund, Smith Barney Appreciation Fund Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Investment Trust, Smith Barney Massachusetts Municipals Fund, Smith Barney Oregon Municipals Fund and Smith Barney Sector Series Inc., all documents, certificates, instruments, statements, filings and agreements ("documents") to be filed with or delivered to any foreign or domestic governmental or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory requirement, and any other documents relating or ancillary thereto, including but not limited to, all documents relating to filings with the United States Securities and Exchange Commission (the "SEC") pursuant to the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (collectively, the "Acts"), and the rules and regulations promulgated thereunder, including any registration statements (including pre-effective and post-effective amendments thereto) on Form N-1A or Form N-2 required to be filed with the SEC pursuant to the Acts.

All past acts of the attorney-in-fact in furtherance of the foregoing are hereby ratified and confirmed.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

This power of attorney shall be valid for the date hereof until revoked by me.

IN WITNESS WHEREOF, I have executed this instrument as of the 16th day of January 2004.

/s/Dwight B. Crane                          /s/Joseph J. McCann
----------------------------------          --------------------------------
Dwight B. Crane                             Joseph J. McCann

/s/Burt N. Dorsett                          /s/Cornelius C. Rose, Jr.
----------------------------------          --------------------------------
Burt N. Dorsett                             Cornelius C. Rose, Jr.

/s/Elliot S. Jaffe
----------------------------------
Elliot S. Jaffe

/s/Stephen E. Kaufman

----------------------------------
Stephen E. Kaufman

EXHIBIT INDEX


Exhibit No.       Exhibit


(a)(18) Articles of Amendment to the charter of the Corporation, dated May 8,
2003

(a)(19) Articles Supplementary, dated April 14, 2003

(a)(20) Articles of Amendment to the charter of the Corporation dated April 14, 2003

(b)(4) Amended and Restated By-Laws dated January 29, 2003

(d)(16) Assignment and Assumption Agreement dated April 14, 2003

(j) Auditor's Consents

(m)(7) Form of Amended and Restated Shareholder Services and Distribution Plan, on behalf of Smith Barney Financial Services Fund

(m)(8) Form of Amended and Restated Shareholder Services and Distribution Plan, on behalf of Smith Barney Financial Health Services Fund

(m)(9) Form of Amended and Restated Shareholder Services and Distribution Plan on behalf of Smith Barney Financial Technology Fund